                               THE DOW(SM) TARGET
                               VARIABLE FUND LLC







                                                               ANNUAL REPORT
                                                               DECEMBER 31, 2000















[LOGO] OHIO NATIONAL
       FINANCIAL SERVICES(R)

PRESIDENT'S
MESSAGE

                                        [John J. Palmer Photo]

Dear Investor:
Thank you for being an investor in the Dow(SM) Target Variable Fund LLC. All of us here appreciate your support.

We are pleased to provide you with an update of the Fund's performance and investment activity for the past year.

The "Dogs" Strategy
The strategy for the Dow(SM) Target 10 is to invest in the 10 highest dividend-yielding stocks of the Dow Jones Industrial Average (DJIA) and seek to outperform the DJIA over time. These 10 stocks are commonly referred to as the "dogs" of the Dow because their share values are lower compared to the dividends these blue chip companies are paying. In other words, even their attractive dividend payments are not attracting enough stock purchases to elevate the stock price. Investing in the 10 "dogs" of the Dow amounts to a moderately contrarian strategy. The Dow(SM) Target 5 consists of the five least expensive of those stocks in the Target 10.

Ohio National's Dow(SM) Target Variable Fund LLC includes 12 Dow(SM) Target 10 Portfolios invested in the "dogs" of the Dow, and 12 Dow(SM) Target 5 Portfolios. Each portfolio is named for a month. On or about the first business day of the month, the portfolio invests substantially all of its assets in either the 10 "dogs" or the five lowest-priced of those 10 stocks as determined at the close of the second-to-last business day of the preceding month. Fund management then sets the proportionate relationships among the stocks in that portfolio for the next 12 months. For example, the stocks held in the January portfolio are maintained in the same relative proportions until the end of December.

Keep in mind that these portfolios are not diversified. Because the appreciation or depreciation of one or two stocks will have a significant impact on the net asset value of a non-diversified fund, the value of your investment in the Dow(SM) Target Variable Fund LLC can be expected to fluctuate more than a diversified fund. That is why investments in the Fund should only represent a small part of your total investments.

The Dogs Bite Back
The year 2000 proved to be a tumultuous one for the stock market. Not in the way many thought, with a climactic crash at midnight of January 1, but in a series of valleys throughout the course of the year. In fact, the market continued to rise until March, when the first of a series of shockwaves hit investors. Market weakness focused on technology stocks, specifically those that did not have earnings to support their prices. At the end of June the major indices were flat or down only a bit and growth stocks were again outpacing value stocks.

The second half of the year saw a stunning change -- the complete collapse of the technology sector. In the last six months the tech-heavy Nasdaq index was down a stunning 37.71%, dragging growth investors down with it. Individual investors began to flee to perceived safe areas of the economy: healthcare, natural resources and the financial sectors. This proved a boon to the Dow strategy and caused all but a few of our portfolios to have positive returns on the year and outperform the DJIA.

The year 2001 should prove to be another interesting year for the stock market. The Fed is now looking to ease credit which should be helpful to the market as a whole. However, investor confidence, which fueled the technology bubble of 1998 and 1999, has waned and it may be some time before money flows back into the growth sectors of the market at the rates it did in prior years.

In Closing
Information on your investments is contained in the following pages. Please contact your registered representative for additional information on the investment opportunities available with the Dow(SM) Target Variable Fund LLC. As your needs change over time, he or she stands ready to serve you.

Thank you again for the confidence you have placed in us as you pursue your wealth building endeavors. Be assured that we will continue to make every effort to merit your confidence and continued business.

Best regards,

/s/JOHN J. PALMER
John J. Palmer, FSA, MSAA
President and Manager,
Dow(SM) Target Variable Fund LLC

--------------------------------------------------------------------------------

Managers and Officers of Dow(SM) Target Variable Fund LLC

John J. Palmer, President and Manager
Ronald L. Benedict, Secretary and Manager
James E. Bushman, Manager
Ross Love, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Michael A. Boedeker, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Treasurer
Yvonne Gross, Compliance Director and Assistant Treasurer

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average
(DJIA) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                     1.79%
Since inception (1/4/99)                     4.90%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

JANUARY 10 (ONE YEAR)                                                       DJIA (ONE YEAR)
---------------------                                                       ---------------
1.79                                                                             -6.2

 COMMENTS

The Dow(SM) Target 10 January Portfolio gained 1.79% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while General Motors lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                                MARKET
SHARES    COMMON STOCKS                         VALUE       %
---------------------------------------------------------------
  1,299   Caterpillar Inc. (4)...............  $ 61,459     9.8
    915   E.I. Du Pont de Nemours and Co.
           (2)...............................    44,206     7.1
    909   Eastman Kodak Co. (8)..............    35,792     5.7
    743   Exxon Mobil Corp. (6)..............    64,594    10.3
    834   General Motors Corp. (1)...........    42,482     6.8
  1,067   International Paper Co. (7)........    43,547     6.9
    475   J.P. Morgan & Co. Inc. (5).........    78,612    12.5
    619   Minnesota Mining and Manufacturing
           Co. (3)...........................    74,589    11.9
  2,590   Phillip Morris Cos. Inc. (10)......   113,960    18.2
  1,271   SBC Communications Inc. (9)........    60,691     9.7
                                               --------   -----
          TOTAL COMMON STOCKS (COST
           $591,113).........................  $619,932    98.9
                                               --------   -----

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$11,000   Firstar Bank 4.25% due 1/2/01
           repurchase price $11,005
           collateralized by FNMA, pool
           #313658
           Market Value: ($11,251)
           Face Value: ($21,341)
           Due: 12/1/09
           Interest: 6.00%...................  $ 11,000     1.8
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $11,000)..........................  $ 11,000     1.8
                                               --------   -----
          TOTAL HOLDINGS (COST $602,113).....  $630,932   100.7
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................    (4,209)   (0.7)
                                               --------   -----
          TOTAL NET ASSETS...................  $626,723   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper Products
 8.  Photo Equipment
 9.  Communications
10.  Tobacco

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average
(DJIA) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                     5.65%
Since inception (2/1/99)                    12.86%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

FEBRUARY 10 (ONE YEAR)                                                      DJIA (ONE YEAR)
----------------------                                                      ---------------
5.65                                                                             -6.2

 COMMENTS

The Dow(SM) Target 10 February Portfolio gained 5.65% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while Eastman Kodak lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
2,743    Caterpillar Inc. (4)..............  $  129,778     9.7
2,014    E.I. Du Pont de Nemours and Co.
          (2)..............................      97,301     7.3
1,932    Eastman Kodak Co. (8).............      76,073     5.7
1,513    Exxon Mobil Corp. (6).............     131,536     9.8
1,511    General Motors Corp. (1)..........      76,967     5.8
2,494    International Paper Co. (7).......     101,786     7.6
1,011    J.P. Morgan & Co. Inc. (5)........     167,321    12.5
1,294    Minnesota Mining and Manufacturing
          Co. (3)..........................     155,927    11.6
5,751    Phillip Morris Cos. Inc. (10).....     253,044    18.9
3,042    SBC Communications Inc. (9).......     145,255    10.8
                                             ----------   -----
         TOTAL COMMON STOCKS (COST
          $1,116,829)......................  $1,334,988    99.7
                                             ----------   -----

 FACE                                          MARKET
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$4,000... Firstar Bank 4.25% due 1/2/01
          repurchase price $4,002
          collateralized by FNMA, pool
          #313658
          Market Value: ($4,091)
          Face Value: ($7,760)
          Due: 12/1/09
          Interest: 6.00%..................  $    4,000     0.3
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $4,000)..........................  $    4,000     0.3
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,120,829)......................  $1,338,988   100.0
                                             ----------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES......................         428     0.0
                                             ----------   -----
         TOTAL NET ASSETS..................  $1,339,416   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper Products
 8.  Photo Equipment
 9.  Communications
10.  Tobacco

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average
(DJIA) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                     6.30%
Since inception (3/1/99)                     8.37%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

MARCH 10 (ONE YEAR)                                                         DJIA (ONE YEAR)
-------------------                                                         ---------------
6.3                                                                              -6.2

 COMMENTS

The Dow(SM) Target 10 March Portfolio gained 6.30% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while Eastman Kodak lost the most ground. The March portfolio contains 11 common stocks due to the spin-off of General Motors' parts division Delphi Automotive Systems on 4/12/99.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES              COMMON STOCKS              VALUE        %
---------------------------------------------------------------
  2,800   Caterpillar Inc. (4).............  $  132,475    10.7
      1   Dephi Automotive Systems Corp.
           (a).............................          11     0.0
  1,921   E.I. Du Pont de Nemours and Co.
           (2).............................      92,808     7.5
  1,752   Eastman Kodak Co. (8)............      68,985     5.6
  1,355   Exxon Mobil Corp. (6)............     117,800     9.5
  1,282   General Motors Corp. (1).........      65,302     5.3
  2,775   International Paper Co. (7)......     113,255     9.1
    917   J.P. Morgan & Co. Inc. (5).......     151,764    12.2
  1,153   Minnesota Mining and
           Manufacturing Co. (3)...........     138,937    11.2
  4,967   Phillip Morris Cos. Inc. (10)....     218,548    17.6
  2,693   SBC Communications Inc. (9)......     128,590    10.4
                                             ----------   -----
          TOTAL COMMON STOCKS (COST
           $1,082,556).....................  $1,228,475    99.1
                                             ----------   -----

 FACE                                          MARKET
AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
---------------------------------------------------------------
$15,000   Firstar Bank 4.25% due 1/2/01
           repurchase price $15,003
           collateralized by FNMA, pool
           #313658
           Market Value: ($15,343)
           Face Value: ($29,102)
           Due: 12/1/09
           Interest: 6.00%.................  $   15,000     1.2
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $15,000)........................  $   15,000     1.2
                                             ----------   -----
          TOTAL HOLDINGS (COST
           $1,097,556).....................  $1,243,475   100.3
                                             ----------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.....................      (3,790)   (0.3)
                                             ----------   -----
          TOTAL NET ASSETS.................  $1,239,685   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper Products
 8.  Photo Equipment
 9.  Communications
10.  Tobacco

---------------

(a) .6987:1 Spin-off of General Motors on 4/12/99

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average
(DJIA) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                     2.54%
Since inception (4/1/99)                     5.38%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

APRIL 10 (ONE YEAR)                                                         DJIA (ONE YEAR)
-------------------                                                         ---------------
2.54                                                                             -6.2

 COMMENTS

The Dow(SM) Target 10 April Portfolio gained 2.54% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while Eastman Kodak lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
3,125    Caterpillar Inc. (4)..............  $  147,852    10.2
2,347    E.I. Du Pont de Nemours and Co.
          (2)..............................     113,389     7.8
2,269    Eastman Kodak Co. (8).............      89,342     6.2
1,605    Exxon Mobil Corp. (6).............     139,535     9.6
1,544    General Motors Corp. (1)..........      78,648     5.4
3,153    International Paper Co. (7).......     128,682     8.9
  956    J.P. Morgan & Co. Inc. (5)........     158,218    10.9
1,414    Minnesota Mining and Manufacturing
          Co. (3)..........................     170,387    11.8
5,936    Phillip Morris Cos. Inc. (10).....     261,184    18.0
3,034    SBC Communications Inc. (9).......     144,872    10.0
                                             ----------   -----
         TOTAL COMMON STOCKS (COST
          $1,408,692)......................  $1,432,109    98.8
                                             ----------   -----

 FACE                                          MARKET
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$5,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $5,002
          collateralized by FNMA, pool
          #313658
          Market Value: ($5,114)
          Face Value: ($9,701)
          Due: 12/1/09
          Interest: 6.00%..................  $    5,000     0.4
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $5,000)..........................  $    5,000     0.4
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,413,692)......................  $1,437,109    99.2
                                             ----------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES......................      11,003     0.8
                                             ----------   -----
         TOTAL NET ASSETS..................  $1,448,112   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper Products
 8.  Photo Equipment
 9.  Communications
10.  Tobacco

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average
(DJIA) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                    14.48%
Since inception (5/3/99)                    -3.87%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

MAY 10 (ONE YEAR)                                                           DJIA (ONE YEAR)
-----------------                                                           ---------------
14.48                                                                            -6.2

 COMMENTS

The Dow(SM) Target 10 May Portfolio gained 14.48% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while General Motors lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES    COMMON STOCKS                        VALUE        %
---------------------------------------------------------------
  2,189   Caterpillar Inc. (4).............  $  103,567    10.3
  1,808   E.I. Du Pont de Nemours and Co.
           (2).............................      87,349     8.6
  1,531   Eastman Kodak Co. (8)............      60,283     6.0
  1,089   Exxon Mobil Corp. (6)............      94,675     9.4
    948   General Motors Corp. (1).........      48,289     4.8
  2,347   International Paper Co. (7)......      95,787     9.5
    668   J.P. Morgan & Co. Inc. (5).......     110,554    11.0
  1,005   Minnesota Mining and
           Manufacturing Co. (3)...........     121,102    12.0
  3,994   Phillip Morris Cos. Inc. (10)....     175,736    17.4
  2,033   SBC Communications Inc. (9)......      97,076     9.6
                                             ----------   -----
          TOTAL COMMON STOCKS (COST
           $907,925).......................  $  994,418    98.6
                                             ----------   -----

 FACE                                          MARKET
AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
---------------------------------------------------------------
$15,000   Firstar Bank 4.25% due 1/2/01
           repurchase price $15,007
           collateralized by FNMA, pool
           #313658
           Market Value: ($15,343)
           Face Value: ($29,102)
           Due: 12/1/09
           Interest: 6.00%.................  $   15,000     1.5
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $15,000)........................  $   15,000     1.5
                                             ----------   -----
          TOTAL HOLDINGS (COST $922,925)...  $1,009,418   100.1
                                             ----------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.....................      (1,314)   (0.1)
                                             ----------   -----
          TOTAL NET ASSETS.................  $1,008,104   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper Products
 8.  Photo Equipment
 9.  Communications
10.  Tobacco

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average
(DJIA) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                     2.32%
Since inception (6/1/99)                    -7.47%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

JUNE 10 (ONE YEAR)                                                          DJIA (ONE YEAR)
------------------                                                          ---------------
2.32                                                                             -6.2

 COMMENTS

The Dow(SM) Target 10 June Portfolio gained 2.32% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while AT&T lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
2,856    AT&T Corp. (10)...................  $   49,445     4.6
2,607    Caterpillar Inc. (4)..............     123,344    11.6
2,021    E.I. Du Pont de Nemours and Co.
          (2)..............................      97,640     9.2
1,637    Eastman Kodak Co. (7).............      64,457     6.0
1,390    General Motors Corp. (1)..........      70,803     6.6
2,870    International Paper Co. (6).......     117,132    11.0
  780    J.P. Morgan & Co. Inc. (5)........     129,090    12.1
1,173    Minnesota Mining and Manufacturing
          Co. (3)..........................     141,346    13.3
3,780    Phillip Morris Cos. Inc. (9)......     166,320    15.6
2,257    SBC Communications Inc. (8).......     107,771    10.1
                                             ----------   -----
         TOTAL COMMON STOCKS (COST
          $1,067,667)......................  $1,067,348   100.1
                                             ----------   -----

 FACE                                          MARKET
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$2,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $2,000
          collateralized by FNMA, pool
          #313658
          Market Value: ($2,046)
          Face Value: ($3,880)
          Due: 12/1/09
          Interest: 6.00%..................  $    2,000     0.2
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $2,000)..........................  $    2,000     0.2
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,069,667)......................  $1,069,348   100.3
                                             ----------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES......................      (2,771)   (0.3)
                                             ----------   -----
         TOTAL NET ASSETS..................  $1,066,577   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Paper Products
 7.  Photo Equipment
 8.  Communications
 9.  Tobacco
10.  Telephone Integrated

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JULY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average
(DJIA) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                     4.34%
Since inception (7/1/99)                    -7.05%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

JULY 10 (ONE YEAR)                                                          DJIA (ONE YEAR)
------------------                                                          ---------------
4.34                                                                             -6.2

 COMMENTS

The Dow(SM) Target 10 July Portfolio gained 4.34% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while AT&T Corp. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES   COMMON STOCKS                         VALUE        %
---------------------------------------------------------------
3,035    AT&T Corp. (8)....................  $   52,544     4.5
2,796    Caterpillar Inc. (4)..............     132,286    11.4
2,196    E.I. Du Pont de Nemours and Co.
          (2)..............................     106,094     9.1
1,622    Eastman Kodak Co. (7).............      63,866     5.5
1,651    General Motors Corp. (1)..........      84,098     7.3
3,196    International Paper Co. (6).......     130,437    11.3
  870    J.P. Morgan & Co. Inc. (5)........     143,985    12.4
1,143    Minnesota Mining and Manufacturing
          Co. (3)..........................     137,732    11.9
3,617    Phillip Morris Cos. Inc. (9)......     159,146    13.7
1,825    Procter & Gamble Co. (10).........     143,149    12.4
                                             ----------   -----
         TOTAL COMMON STOCKS (COST
          $1,114,089)......................  $1,153,337    99.5
                                             ----------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE        %
---------------------------------------------------------------
$7,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $7,003
          collateralized by FNMA, pool
          #313658
          Market Value: ($7,160)
          Face Value: ($13,581)
          Due: 12/1/09
          Interest: 6.00%..................  $    7,000     0.6
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $7,000)..........................  $    7,000     0.6
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,121,089)......................  $1,160,337   100.1
                                             ----------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES......................      (1,213)   (0.1)
                                             ----------   -----
         TOTAL NET ASSETS..................  $1,159,124   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Paper Products
 7.  Photo Equipment
 8.  Telephone Integrated
 9.  Tobacco
10.  Consumer Products

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- AUGUST PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average
(DJIA) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                     1.80%
Since inception (8/2/99)                    -8.76%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

AUGUST 10 (ONE YEAR)                                                        DJIA (ONE YEAR)
--------------------                                                        ---------------
1.8                                                                              -6.2

 COMMENTS

The Dow(SM) Target 10 August Portfolio gained 1.80% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while Eastman Kodak lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
2,687    AT&T Corp. (7).....................  $ 46,519     4.9
2,358    Caterpillar Inc (3)................   111,563    11.9
1,802    E. I. DuPont de Nemours and Co.
          (5)...............................    87,059     9.3
1,498    Eastman Kodak Co. (6)..............    58,984     6.3
1,439    General Motors Corp. (1)...........    73,299     7.8
2,500    International Paper Co. (8)........   102,031    10.9
  633    J.P. Morgan & Co. Inc. (4).........   104,762    11.1
  908    Minnesota Mining and Manufacturing
          Co. (2)...........................   109,414    11.7
3,297    Phillip Morris Cos. Inc. (9).......   145,068    15.5
1,945    SBC Communications Inc. (10).......    92,873     9.9
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $937,176).........................  $931,572    99.3
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$8,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $8,004
          collateralized by FNMA, pool
          #313658
          Market Value: ($8,183)
          Face Value: ($15,521)
          Due: 12/1/09
          Interest: 6.00%...................  $  8,000     0.8
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $8,000)...........................  $  8,000     0.8
                                              --------   -----
         TOTAL HOLDINGS (COST $945,176).....  $939,572   100.1
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (1,100)   (0.1)
                                              --------   -----
         TOTAL NET ASSETS...................  $938,472   100.0
                                              ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Manufacturing
 3.  Machinery
 4.  Banks
 5.  Chemicals
 6.  Photo Equipment
 7.  Telephone Integrated
 8.  Paper Products
 9.  Tobacco
10.  Communications

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average
(DJIA) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                     3.48%
Since inception (9/1/99)                    -8.59%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

SEPTEMBER 10 (ONE YEAR)                                                     DJIA (ONE YEAR)
-----------------------                                                     ---------------
3.48                                                                             -6.2

 COMMENTS

The Dow(SM) Target 10 September Portfolio gained 3.48% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while Eastman Kodak lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
2,840    AT&T Corp. (5).....................  $ 49,168     5.2
2,397    Caterpillar Inc. (3)...............   113,408    12.0
1,988    E.I. Du Pont de Nemours and Co.
          (10)..............................    96,045    10.1
1,443    Eastman Kodak Co. (6)..............    56,818     6.0
1,245    General Motors Corp. (1)...........    63,417     6.7
2,859    International Paper Co. (7)........   116,683    12.3
  593    J.P. Morgan & Co. Inc. (4).........    98,141    10.4
  964    Minnesota Mining and Manufacturing
          Co. (2)...........................   116,162    12.2
2,954    Philip Morris Cos. (9).............   129,976    13.7
2,137    SBC Communications Inc. (8)........   102,042    10.8
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $937,235).........................  $941,860    99.4
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$8,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $8,004
          collateralized by FNMA, pool
          #313658
          Market Value: ($8,183)
          Face Value: ($15,521)
          Due: 12/1/09
          Interest: 6.00%...................  $  8,000     0.8
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $8,000)...........................  $  8,000     0.8
                                              --------   -----
         TOTAL HOLDINGS (COST $945,235).....  $949,860   100.2
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (1,764)   (0.2)
                                              --------   -----
         TOTAL NET ASSETS...................  $948,096   100.0
                                              ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Manufacturing
 3.  Machinery
 4.  Banks
 5.  Telephone Integrated
 6.  Photo Equipment
 7.  Paper Products
 8.  Communications
 9.  Tobacco
10.  Chemicals

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average
(DJIA) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2000

AVERAGE ANNUAL TOTAL RETURN:

One year                                     9.12%
Since inception (10/1/99)                    1.12%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

OCTOBER 10 (ONE YEAR)                                                       DJIA (ONE YEAR)
---------------------                                                       ---------------
9.12                                                                             -6.2

 COMMENTS

The Dow(SM) Target 10 October Portfolio gained 9.12% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while AT&T Corp. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
 2,625   AT&T Corp (8)......................  $ 45,445     5.1
 2,205   Caterpillar Inc. (4)...............   104,324    11.9
 1,887   E.I. Du Pont de Nemours and Co.
          (2)...............................    91,165    10.4
 1,826   Eastman Kodak Co. (7)..............    71,899     8.2
 1,119   General Motors Corp. (1)...........    56,999     6.5
 2,058   Honeywell International Inc. (6)...    97,369    11.1
 2,620   International Paper Co. (9)........   106,929    12.1
   818   Minnesota Mining and Manufacturing
          Co. (3)...........................    98,569    11.2
 2,480   Phillip Morris Cos. Inc. (10)......   109,120    12.4
 1,121   Procter & Gamble Co. (5)...........    87,929    10.0
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $833,479).........................  $869,748    98.9
                                              --------   -----
         TOTAL HOLDINGS (COST $833,479).....  $869,748    98.9
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................     9,450     1.1
                                              --------   -----
         TOTAL NET ASSETS...................  $879,198   100.0
                                              ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Consumer Products
 6.  Aerospace
 7.  Photo Equipment
 8.  Telephone Integrated
 9.  Paper Products
10.  Tobacco

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average
(DJIA) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -5.40%
Since inception (11/1/99)                   -4.34%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

NOVEMBER 10 (ONE YEAR)                                                      DJIA (ONE YEAR)
----------------------                                                      ---------------
-5.4                                                                             -6.2

 COMMENTS

The Dow(SM) Target 10 November Portfolio lost 5.40% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while AT&T Corp. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
2,854    AT&T Corp. (7).....................  $ 49,410     7.2
1,847    Caterpillar Inc. (3)...............    87,386    12.8
1,435    E.I. Du Pont de Nemours and Co.
          (8)...............................    69,328    10.2
1,455    Eastman Kodak Co. (6)..............    57,290     8.4
  721    Exxon Mobil Corp. (5)..............    62,682     9.2
1,079    General Motors Corp. (1)...........    54,962     8.1
1,792    International Paper Co. (10).......    73,136    10.7
  680    Minnesota Mining and Manufacturing
          Co. (2)...........................    81,940    12.0
1,701    Phillip Morris Cos. Inc. (9).......    74,844    11.0
  840    Procter & Gamble Co. (4)...........    65,888     9.6
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $747,646).........................  $676,866    99.2
                                              --------   -----

FACE                                           MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$7,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $7,003
          collateralized by FNMA, pool
          #313658
          Market Value: ($7,160)
          Face Value: ($13,581)
          Due: 12/1/09
          Interest: 6.00%...................  $  7,000     1.0
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $7,000)...........................  $  7,000     1.0
                                              --------   -----
         TOTAL HOLDINGS (COST $754,646).....  $683,866   100.2
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (1,386)   (0.2)
                                              --------   -----
         TOTAL NET ASSETS...................  $682,480   100.0
                                              ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Manufacturing
 3.  Machinery
 4.  Consumer Products
 5.  Oil, Energy, and Natural Gas
 6.  Photo Equipment
 7.  Telephone Integrated
 8.  Chemicals
 9.  Tobacco
10.  Paper Products

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average
(DJIA) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -0.37%
Since inception (12/1/99)                   -0.21%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

DECEMBER 10 (ONE YEAR)                                                      DJIA (ONE YEAR)
----------------------                                                      ---------------
-0.37                                                                            -6.2

 COMMENTS

The Dow(SM) Target 10 December Portfolio lost 0.37% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while Eastman Kodak lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                                MARKET
SHARES    COMMON STOCKS                         VALUE       %
---------------------------------------------------------------
  2,585   AT&T Corp. (7).....................  $ 44,753     8.1
  1,224   Caterpillar Inc. (3)...............    57,911    10.4
  1,181   E.I. Du Pont de Nemours and Co.
           (8)...............................    57,057    10.3
  1,154   Eastman Kodak Co. (6)..............    45,439     8.2
    552   Exxon Mobil Corp. (5)..............    47,989     8.7
    973   General Motors Corp. (1)...........    49,562     9.0
  1,388   International Paper Co. (10).......    56,648    10.2
    491   Minnesota Mining and Manufacturing
           Co. (2)...........................    59,166    10.7
  1,278   Phillip Morris Cos. Inc. (9).......    56,231    10.2
    650   Procter & Gamble Co. (4)...........    50,984     9.2
                                               --------   -----
          TOTAL COMMON STOCKS (COST
           $541,405).........................  $525,740    95.0
                                               --------   -----

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$29,000   Firstar Bank 4.25% due 1/2/01
           repurchase price $29,014
           collateralized by FNMA, pool
           #313658
           Market Value: ($29,664)
           Face Value: ($56,265)
           Due: 12/1/09
           Interest: 6.00%...................  $ 29,000     5.2
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $29,000)..........................  $ 29,000     5.2
                                               --------   -----
          TOTAL HOLDINGS (COST $570,405).....  $554,740   100.2
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................    (1,176)   (0.2)
                                               --------   -----
          TOTAL NET ASSETS...................  $553,564   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Manufacturing
 3.  Machinery
 4.  Consumer Products
 5.  Oil, Energy, and Natural Gas
 6.  Photo Equipment
 7.  Telephone Integrated
 8.  Chemicals
 9.  Tobacco
10.  Paper Products

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average (DJIA). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2000
AGGREGATE TOTAL RETURN:

Since inception (1/3/00)                    13.17%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

JANUARY 5 (SINCE INCEPTION 1/3/00)                                          DJIA (ONE YEAR)
----------------------------------                                          ---------------
13.17                                                                            -6.2

 COMMENTS

Since its inception on 1/3/00, the Dow(SM) Target 5 January Portfolio gained 13.17% versus a loss of 6.20% for the DJIA. Phillip Morris was the best performing stock for the 12-month period while E.I. Du Pont de Nemours lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
1,107    Caterpillar Inc. (1)...............  $ 52,375    18.8
  781    E.I. Du Pont de Nemours and Co.
          (2)...............................    37,732    13.6
  912    International Paper Co. (3)........    37,221    13.4
2,207    Phillip Morris Cos. Inc. (4).......    97,108    34.9
1,083    SBC Communications Inc. (5)........    51,713    18.6
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $242,442).........................  $276,149    99.3
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$2,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $2,000
          collateralized by FNMA, pool
          #313658
          Market Value: ($2,045)
          Face Value: ($3,880)
          Due: 12/1/09
          Interest: 6.00%...................  $  2,000     0.7
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $2,000)...........................  $  2,000     0.7
                                              --------   -----
         TOTAL HOLDINGS (COST $244,442).....  $278,149   100.0
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................       317     0.0
                                              --------   -----
         TOTAL NET ASSETS...................  $278,466   100.0
                                              ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Communications

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average (DJIA). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2000
AGGREGATE TOTAL RETURN:

Since inception (2/1/00)                    21.91%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

FEBRUARY 5 (SINCE INCEPTION 2/1/00)                                        DJIA (11 MONTHS)
-----------------------------------                                        ----------------
21.91                                                                              0

 COMMENTS

Since its inception on 2/1/00, the Dow(SM) Target 5 February Portfolio gained 21.91% versus a change of 0.00% for the DJIA. Phillip Morris was the best performing stock for the 11-month period while E.I. Du Pont De Nemours lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
  932    Caterpillar Inc. (1)...............  $ 44,095    18.8
  658    E.I. Du Pont de Nemours and Co.
          (2)...............................    31,790    13.5
  768    International Paper Co. (3)........    31,344    13.3
1,859    Phillip Morris Cos. Inc. (4).......    81,796    34.8
  912    SBC Communications Inc. (5)........    43,548    18.5
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $181,154).........................  $232,573    98.9
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$3,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $3,000
          collateralized by FNMA, pool
          #313658
          Market Value: ($3,068)
          Face Value: ($5,820)
          Due: 12/1/09
          Interest: 6.00%...................  $  3,000     1.3
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $3,000)...........................  $  3,000     1.3
                                              --------   -----
         TOTAL HOLDINGS (COST $184,154).....  $235,573   100.2
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................      (371)   (0.2)
                                              --------   -----
         TOTAL NET ASSETS...................  $235,202   100.0
                                              ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Communications

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average (DJIA). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2000
AGGREGATE TOTAL RETURN:

Since inception (3/1/00)                    36.57%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

MARCH 5 (SINCE INCEPTION 3/1/00)                                           DJIA (10 MONTHS)
--------------------------------                                           ----------------
36.57                                                                            7.76

 COMMENTS

Since its inception on 3/1/00, the Dow(SM) Target 5 March Portfolio gained 36.57% versus a gain of 7.76% for the DJIA. Phillip Morris was the best performing stock for the 10-month period while E.I. Du Pont De Nemours lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
1,106    Caterpillar Inc. (1)...............  $ 52,328    19.2
  758    E.I. Du Pont de Nemours and Co.
          (2)...............................    36,621    13.5
1,096    International Paper Co. (3)........    44,731    16.4
1,960    Phillip Morris Cos. Inc. (4).......    86,240    31.6
1,063    SBC Communications Inc. (5)........    50,757    18.6
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $206,655).........................  $270,677    99.3
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$2,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $2,000
          collateralized by FNMA, pool
          #313658
          Market Value: ($2,046)
          Face Value: ($3,880)
          Due: 12/1/09
          Interest: 6.00%...................  $  2,000     0.7
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $2,000)...........................  $  2,000     0.7
                                              --------   -----
         TOTAL HOLDINGS (COST $208,655).....  $272,677   100.0
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................        (1)    0.0
                                              --------   -----
         TOTAL NET ASSETS...................  $272,676   100.0
                                              ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Communications

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average (DJIA). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2000
AGGREGATE TOTAL RETURN:

Since inception (4/3/00)                    24.51%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

APRIL 5 (SINCE INCEPTION 4/3/00)                                            DJIA (9 MONTHS)
--------------------------------                                            ---------------
24.51                                                                            -0.18

 COMMENTS

Since its inception on 4/3/00, the Dow(SM) Target 5 April Portfolio gained 24.51% versus a loss of 0.18% for the DJIA. Phillip Morris was the best performing stock for the 9-month period while E.I. Du Pont de Nemours lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                                MARKET
SHARES    COMMON STOCKS                         VALUE       %
---------------------------------------------------------------
    933   Caterpillar Inc. (1)...............  $ 44,142    18.5
    639   E.I. Du Pont de Nemours and Co.
           (2)...............................    30,871    13.0
    924   International Paper Co. (3)........    37,711    15.8
  1,653   Phillip Morris Cos. Inc. (4).......    72,732    30.6
    896   SBC Communications Inc. (5)........    42,785    18.0
                                               --------   -----
          TOTAL COMMON STOCKS (COST
           $183,601).........................  $228,241    95.9
                                               --------   -----

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$10,000   Firstar Bank 4.25% due 1/2/01
           repurchase price $10,005
           collateralized by FNMA, pool
           #313658
           Market Value: ($10,228)
           Face Value: ($19,401)
           Due: 12/1/09
           Interest: 6.00%...................  $ 10,000     4.2
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $10,000)..........................  $ 10,000     4.2
                                               --------   -----
          TOTAL HOLDINGS (COST $193,601).....  $238,241   100.1
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................      (293)   (0.1)
                                               --------   -----
          TOTAL NET ASSETS...................  $237,948   100.0
                                               ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Communications

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average (DJIA). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2000

AGGREGATE TOTAL RETURN:

Since inception (5/1/00)                    28.94%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

MAY 5 (SINCE INCEPTION 5/1/00)                                              DJIA (8 MONTHS)
------------------------------                                              ---------------
28.94                                                                            1.51

 COMMENTS

Since its inception on 5/1/00, the Dow(SM) Target 5 May Portfolio gained 28.94% versus a gain of 1.51% for the DJIA. Phillip Morris was the best performing stock for the 8-month period while E.I. Du Pont de Nemours lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
  945    Caterpillar Inc. (1)...............  $ 44,710    18.6
  648    E.I. Du Pont de Nemours and Co.
          (2)...............................    31,307    13.1
  936    International Paper Co. (3)........    38,200    15.9
1,675    Phillip Morris Cos. Inc. (4).......    73,700    30.7
  908    SBC Communications Inc. (5)........    43,357    18.0
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $184,139).........................  $231,274    96.3
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$9,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $9,004
          collateralized by FNMA, pool
          #313658
          Market Value: ($9,206)
          Face Value: ($17,462)
          Due: 12/1/09
          Interest: 6.00%...................  $  9,000     3.8
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $9,000)...........................  $  9,000     3.8
                                              --------   -----
         TOTAL HOLDINGS (COST $193,139).....  $240,274   100.1
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................      (288)   (0.1)
                                              --------   -----
         TOTAL NET ASSETS...................  $239,986   100.0
                                              ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Communications

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average (DJIA). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2000
AGGREGATE TOTAL RETURN:

Since inception (6/1/00)                    17.35%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

JUNE 5 (SINCE INCEPTION 6/1/00)                                             DJIA (7 MONTHS)
-------------------------------                                             ---------------
17.35                                                                            3.35

 COMMENTS

Since its inception on 6/1/00, the Dow(SM) Target 5 June Portfolio gained 17.35% versus a gain of 3.35% for the DJIA. Phillip Morris was the best performing stock for the 7-month period while AT&T Corp. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
  834    AT&T Corp. (2).....................  $ 14,438     7.5
  825    Caterpillar Inc. (1)...............    39,033    20.3
  818    International Paper Co. (3)........    33,384    17.3
1,463    Phillip Morris Cos. Inc. (4).......    64,372    33.5
  793    SBC Communications Inc. (5)........    37,867    19.7
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $161,643).........................  $189,094    98.3
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$3,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $3,000
          collateralized by FNMA, pool
          #313658
          Market Value: ($3,068)
          Face Value: ($5,820)
          Due: 12/1/09
          Interest: 6.00%...................  $  3,000     1.6
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $3,000)...........................  $  3,000     1.6
                                              --------   -----
         TOTAL HOLDINGS (COST $164,643).....  $192,094    99.9
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................       236     0.1
                                              --------   -----
         TOTAL NET ASSETS...................  $192,330   100.0
                                              ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Telephone Integrated
 3.  Paper Products
 4.  Tobacco
 5.  Communications

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JULY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average (DJIA). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2000
AGGREGATE TOTAL RETURN:

Since inception (7/3/00)                    18.24%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

JULY 5 (SINCE INCEPTION)                                                    DJIA (6 MONTHS)
------------------------                                                    ---------------
18.24                                                                            3.96

 COMMENTS

Since its inception on 7/3/00, the Dow(SM) Target 5 July Portfolio gained 18.24% versus a gain of 3.96% for the DJIA. Phillip Morris was the best performing stock for the 6-month period while AT&T Corp. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
  785    AT&T Corp. (5).....................  $ 13,590     9.0
  724    Caterpillar Inc. (1)...............    34,254    22.5
  569    E.I. DuPont de Nemours and Co.
          (2)...............................    27,490    18.1
  827    International Paper Co. (3)........    33,752    22.2
  936    Phillip Morris Cos. (4)............    41,184    27.1
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $128,496).........................  $150,270    98.9
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$2,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $2,000
          collateralized by FNMA, pool
          #313658
          Market Value: ($2,045)
          Face Value: ($3,880)
          Due: 12/1/09
          Interest: 6.00%...................  $  2,000     1.3
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $2,000)...........................  $  2,000     1.3
                                              --------   -----
         TOTAL HOLDINGS (COST $130,496).....  $152,270   100.2
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................      (264)   (0.2)
                                              --------   -----
         TOTAL NET ASSETS...................  $152,006   100.0
                                              ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Telephone Integrated

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- AUGUST PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average (DJIA). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2000
AGGREGATE TOTAL RETURN:

Since inception (8/1/00)                    18.42%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

AUGUST 5 (SINCE INCEPTION 8/1/00)                                           DJIA (5 MONTHS)
---------------------------------                                           ---------------
18.42                                                                            3.17

 COMMENTS

Since its inception on 8/1/00, the Dow(SM) Target 5 August Portfolio gained 18.42% versus a gain of 3.17% for the DJIA. Phillip Morris was the best performing stock for the 5-month period while AT&T Corp. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
  720    AT&T Corp. (2).....................  $ 12,465     8.6
  663    Caterpillar Inc. (1)...............    31,368    21.7
  758    International Paper Co. (3)........    30,936    21.4
  858    Phillip Morris Cos. Inc. (4).......    37,752    26.1
  621    SBC Communications Inc. (5)........    29,653    20.5
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $121,374).........................  $142,174    98.3
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$2,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $2,000
          collateralized by FNMA, pool
          #313658
          Market Value: ($2,046)
          Face Value: ($3,880)
          Due: 12/1/09
          Interest: 6.00%...................  $  2,000     1.4
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $2,000)...........................  $  2,000     1.4
                                              --------   -----
         TOTAL HOLDINGS (COST $123,374).....  $144,174    99.7
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................       417     0.3
                                              --------   -----
         TOTAL NET ASSETS...................  $144,591   100.0
                                              ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Telephone Integrated
 3.  Paper Products
 4.  Tobacco
 5.  Communications

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average (DJIA). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                    16.86%
Since inception (9/1/99)                   -12.10%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

SEPTEMBER 5 (ONE YEAR)                                                      DJIA (ONE YEAR)
----------------------                                                      ---------------
16.86                                                                            -6.2

 COMMENTS

The Dow(SM) Target 5 September Portfolio gained 16.86% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. International Paper was the best performing stock for the 12-month period while AT&T Corp. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,079    AT&T Corp. (2).....................  $ 18,680     9.5
  910    Caterpillar Inc. (1)...............    43,055    21.9
1,085    International Paper Co. (3)........    44,282    22.6
1,121    Philip Morris Cos. (4).............    49,324    25.2
  812    SBC Communications Inc. (5)........    38,772    19.8
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $189,317).........................  $194,113    99.0
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$2,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $2,000
          collateralized by FNMA, pool
          #313658
          Market Value: ($2,046)
          Face Value: ($3,880)
          Due: 12/1/09
          Interest: 6.00%...................  $  2,000     1.0
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $2,000)...........................  $  2,000     1.0
                                              --------   -----
         TOTAL HOLDINGS (COST $191,317).....  $196,113   100.0
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................       (72)    0.0
                                              --------   -----
         TOTAL NET ASSETS...................  $196,041   100.0
                                              ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Telephone Integrated
 3.  Paper Products
 4.  Tobacco
 5.  Communications

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average (DJIA). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                     9.07%
Since inception (10/1/99)                   -6.97%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

OCTOBER 5 (ONE YEAR)                                                        DJIA (ONE YEAR)
--------------------                                                        ---------------
9.07                                                                             -6.2

 COMMENTS

The Dow(SM) Target 5 October Portfolio gained 9.07% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while AT&T Corp. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,941    AT&T Corp. (2).....................  $ 33,604     9.8
1,627    Caterpillar Inc. (1)...............    76,977    22.5
1,518    Honeywell International Inc. (4)...    71,820    21.0
1,933    International Paper Co. (3)........    78,891    23.0
1,829    Philip Morris Cos. Inc. (5)........    80,476    23.5
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $295,805).........................  $341,768    99.8
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$3,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $3,000
          collateralized by FNMA, pool
          #313658
          Market Value: ($3,069)
          Face Value: ($5,820)
          Due: 12/1/09
          Interest: 6.00%...................  $  3,000     0.9
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $3,000)...........................  $  3,000     0.9
                                              --------   -----
         TOTAL HOLDINGS (COST $298,805).....  $344,768   100.7
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (2,265)   (0.7)
                                              --------   -----
         TOTAL NET ASSETS...................  $342,503   100.0
                                              ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Telephone Integrated
 3.  Paper Products
 4.  Aerospace
 5.  Tobacco

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average (DJIA). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                   -13.31%
Since inception (11/1/99)                  -13.49%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

NOVEMBER 5 (ONE YEAR)                                                       DJIA (ONE YEAR)
---------------------                                                       ---------------
-13.31                                                                           -6.2

 COMMENTS

The Dow(SM) Target 5 November Portfolio lost 13.31% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Caterpillar was the best performing stock for the 12-month period while AT&T Corp. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,595    AT&T Corp. (2).....................  $ 27,614    14.1
1,033    Caterpillar Inc. (3)...............    48,874    25.0
  813    Eastman Kodak Co. (1)..............    32,012    16.4
1,002    International Paper Co. (4)........    40,894    20.9
  951    Phillip Morris Cos. Inc. (5).......    41,843    21.4
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $222,229).........................  $191,237    97.8
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$4,000   Firstar Bank 4.25% due 1/2/01
          repurchase price $4,002
          collateralized by FNMA, pool
          #313658
          Market Value: ($4,092)
          Face Value: ($7,761)
          Due: 12/1/09
          Interest: 6.00%...................  $  4,000     2.1
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $4,000)...........................  $  4,000     2.1
                                              --------   -----
         TOTAL HOLDINGS (COST $226,229).....  $195,237    99.9
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................       184     0.1
                                              --------   -----
         TOTAL NET ASSETS...................  $195,421   100.0
                                              ========   =====

 INDUSTRIES

 1.  Photo Equipment
 2.  Telephone Integrated
 3.  Machinery
 4.  Paper Products
 5.  Tobacco

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average (DJIA). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN:

One year                                     7.05%
Since inception (12/1/99)                    7.21%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

DECEMBER 5 (ONE YEAR)                                                       DJIA (ONE YEAR)
---------------------                                                       ---------------
7.05                                                                             -6.2

 COMMENTS

The Dow(SM) Target 5 December Portfolio gained 7.05% versus a loss of 6.20% for the DJIA for the year ended December 31, 2000. Phillip Morris was the best performing stock for the 12-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2000

                                                MARKET
SHARES               COMMON STOCKS              VALUE       %
---------------------------------------------------------------
  2,800   AT&T Corp. (2).....................  $ 48,475    16.1
  1,326   Caterpillar Inc. (3)...............    62,736    20.9
  1,280   E.I. DuPont de Nemours and Co.
           (1)...............................    61,840    20.6
  1,504   International Paper Co. (4)........    61,382    20.4
  1,384   Philip Morris Cos. (5).............    60,896    20.2
                                               --------   -----
          TOTAL COMMON STOCKS (COST
           $291,835).........................  $295,329    98.2
                                               --------   -----

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$81,000   Firstar Bank 4.25% due 1/2/01
           repurchase price $81,038
           collateralized by FNMA, pool
           #313658
           Market Value: ($82,854)
           Face Value: ($157,154)
           Due: 12/1/09
           Interest: 6.00%...................  $ 81,000    27.0
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $81,000)..........................  $ 81,000    27.0
                                               --------   -----
          TOTAL HOLDINGS (COST $372,835).....  $376,329   125.2
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................   (75,736)  (25.2)
                                               --------   -----
          TOTAL NET ASSETS...................  $300,593   100.0
                                               ========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Telephone Integrated
 3.  Machinery
 4.  Paper Products
 5.  Tobacco

              See accompanying notes to the financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 2000

                                                                                PORTFOLIOS
                                                          ------------------------------------------------------
                                                          JANUARY (10)   FEBRUARY (10)   MARCH (10)   APRIL (10)
                                                          ------------   -------------   ----------   ----------
Assets:
  Investment in securities, at cost.....................   $ 602,113      $1,120,829     $1,097,556   $1,413,692
                                                           =========      ==========     ==========   ==========
  Investments in securities, at market value (note 1)...   $ 630,932      $1,338,988     $1,243,475   $1,437,109
  Cash in bank..........................................         604             217              3          813
  Receivable for fund interests sold....................          --              --             --       10,889
  Dividends & accrued interest receivable...............       1,777           3,899          3,409        4,146
  Other.................................................          --              --             --           --
                                                           ---------      ----------     ----------   ----------
    Total assets........................................     633,313       1,343,104      1,246,887    1,452,957
                                                           ---------      ----------     ----------   ----------
Liabilities:
  Payable for fund interests redeemed...................          22              57          2,438            1
  Payable for investment management services (note 3)...         309             656            605          703
  Professional fees payable.............................       1,984           1,704          1,217        1,682
  Accrued custody.......................................       1,734              16            655        1,535
  Other accrued expenses................................       2,541           1,255          2,287          924
                                                           ---------      ----------     ----------   ----------
    Total liabilities...................................       6,590           3,688          7,202        4,845
                                                           ---------      ----------     ----------   ----------
Net assets at market value..............................   $ 626,723      $1,339,416     $1,239,685   $1,448,112
                                                           =========      ==========     ==========   ==========
Net assets consist of:
  Par value, $1 per membership interest.................   $  62,815      $  128,121     $  121,836   $  143,169
  Paid-in capital in excess of par value................     643,528       1,110,531      1,079,677    1,456,187
  Accumulated net realized loss on investments (note
    1)..................................................    (108,392)       (118,231)      (109,285)    (176,220)
  Net unrealized appreciation (depreciation) on
    investments
    (note 1)............................................      28,819         218,159        145,919       23,417
  Undistributed (distributions in excess) net investment
    income..............................................         (47)            836          1,538        1,559
                                                           ---------      ----------     ----------   ----------
Net assets at market value..............................   $ 626,723      $1,339,416     $1,239,685   $1,448,112
                                                           =========      ==========     ==========   ==========
Membership interest outstanding (note 4)................      62,815         128,121        121,836      143,169
Net asset value per membership interest.................   $    9.98      $    10.45     $    10.18   $    10.11
                                                           =========      ==========     ==========   ==========

                                                                PORTFOLIOS
                                                          -----------------------
                                                           MAY (10)    JUNE (10)
                                                          ----------   ----------
Assets:
  Investment in securities, at cost.....................  $  922,925   $1,069,667
                                                          ==========   ==========
  Investments in securities, at market value (note 1)...  $1,009,418   $1,069,348
  Cash in bank..........................................          14           46
  Receivable for fund interests sold....................          --           --
  Dividends & accrued interest receivable...............       2,807        2,832
  Other.................................................          --           --
                                                          ----------   ----------
    Total assets........................................   1,012,239    1,072,226
                                                          ----------   ----------
Liabilities:
  Payable for fund interests redeemed...................          38        1,435
  Payable for investment management services (note 3)...         492          527
  Professional fees payable.............................       1,578        1,596
  Accrued custody.......................................       1,314          898
  Other accrued expenses................................         713        1,193
                                                          ----------   ----------
    Total liabilities...................................       4,135        5,649
                                                          ----------   ----------
Net assets at market value..............................  $1,008,104   $1,066,577
                                                          ==========   ==========
Net assets consist of:
  Par value, $1 per membership interest.................  $  107,401   $  118,389
  Paid-in capital in excess of par value................     973,595    1,134,110
  Accumulated net realized loss on investments (note
    1)..................................................    (159,769)    (185,969)
  Net unrealized appreciation (depreciation) on
    investments
    (note 1)............................................      86,493         (319)
  Undistributed (distributions in excess) net investment
    income..............................................         384          366
                                                          ----------   ----------
Net assets at market value..............................  $1,008,104   $1,066,577
                                                          ==========   ==========
Membership interest outstanding (note 4)................     107,401      118,389
Net asset value per membership interest.................  $     9.39   $     9.01
                                                          ==========   ==========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)              DECEMBER 31, 2000

                                                                                         PORTFOLIOS
                                                          ------------------------------------------------------------------------
                                                          JULY (10)    AUGUST (10)   SEPTEMBER (10)   OCTOBER (10)   NOVEMBER (10)
                                                          ----------   -----------   --------------   ------------   -------------
Assets:
  Investment in securities, at cost.....................  $1,121,089    $ 945,176      $  945,235      $ 833,479       $754,646
                                                          ==========    =========      ==========      =========       ========
  Investments in securities, at market value (note 1)...  $1,160,337    $ 939,572      $  949,860      $ 869,748       $683,866
  Cash in bank..........................................         286          429             385             --            318
  Receivable for securities sold........................          --           --              --          9,883             --
  Receivable for fund interests sold....................          --           --              --             --             --
  Dividends & accrued interest receivable...............       2,747        2,544           2,310          2,218          1,680
  Other.................................................          --           --              --          1,056             --
                                                          ----------    ---------      ----------      ---------       --------
    Total assets........................................   1,163,370      942,545         952,555        882,905        685,864
                                                          ----------    ---------      ----------      ---------       --------
Liabilities:
  Cash overdraft........................................          --           --              --            253             --
  Payable for fund interests redeemed...................          41           35             883             33             25
  Payable for investment management services (note 3)...         565          425             469            831            318
  Professional fees payable.............................       1,366        1,314           1,337          1,171          1,410
  Accrued custody.......................................         733          682             257             85             33
  Other accrued expenses................................       1,541        1,617           1,513          1,334          1,598
                                                          ----------    ---------      ----------      ---------       --------
    Total liabilities...................................       4,246        4,073           4,459          3,707          3,384
                                                          ----------    ---------      ----------      ---------       --------
Net assets at market value..............................  $1,159,124    $ 938,472      $  948,096      $ 879,198       $682,480
                                                          ==========    =========      ==========      =========       ========
Net assets consist of:
  Par value, $1 per membership interest.................  $  128,217    $ 105,776      $  106,589      $  89,705       $ 72,884
  Paid-in capital in excess of par value................   1,125,007      969,173       1,035,312        871,750        760,515
  Accumulated net realized loss on investments (note
    1)..................................................    (133,222)    (130,873)       (198,418)      (118,436)       (80,138)
  Net unrealized appreciation (depreciation) on
    investments (note 1)................................      39,248       (5,604)          4,625         36,269        (70,780)
  Undistributed (distributions in excess) net investment
    income..............................................        (126)          --             (12)           (90)            (1)
                                                          ----------    ---------      ----------      ---------       --------
Net assets at market value..............................  $1,159,124    $ 938,472      $  948,096      $ 879,198       $682,480
                                                          ==========    =========      ==========      =========       ========
Membership interest outstanding (note 4)................     128,217      105,776         106,589         89,705         72,884
Net asset value per membership interest.................  $     9.04    $    8.87      $     8.89      $    9.80       $   9.36
                                                          ==========    =========      ==========      =========       ========

                                                           PORTFOLIOS
                                                          -------------
                                                          DECEMBER (10)
                                                          -------------
Assets:
  Investment in securities, at cost.....................    $ 570,405
                                                            =========
  Investments in securities, at market value (note 1)...    $ 554,740
  Cash in bank..........................................          503
  Receivable for securities sold........................           --
  Receivable for fund interests sold....................          525
  Dividends & accrued interest receivable...............        1,152
  Other.................................................           --
                                                            ---------
    Total assets........................................      556,920
                                                            ---------
Liabilities:
  Cash overdraft........................................           --
  Payable for fund interests redeemed...................           21
  Payable for investment management services (note 3)...          285
  Professional fees payable.............................        1,290
  Accrued custody.......................................          249
  Other accrued expenses................................        1,511
                                                            ---------
    Total liabilities...................................        3,356
                                                            ---------
Net assets at market value..............................    $ 553,564
                                                            =========
Net assets consist of:
  Par value, $1 per membership interest.................    $  56,571
  Paid-in capital in excess of par value................      615,586
  Accumulated net realized loss on investments (note
    1)..................................................     (102,973)
  Net unrealized appreciation (depreciation) on
    investments (note 1)................................      (15,665)
  Undistributed (distributions in excess) net investment
    income..............................................           45
                                                            ---------
Net assets at market value..............................    $ 553,564
                                                            =========
Membership interest outstanding (note 4)................       56,571
Net asset value per membership interest.................    $    9.79
                                                            =========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)              DECEMBER 31, 2000

                                                                                    PORTFOLIOS
                                                          --------------------------------------------------------------
                                                          JANUARY (5)(a)   FEBRUARY (5)(b)   MARCH (5)(c)   APRIL (5)(d)
                                                          --------------   ---------------   ------------   ------------
Assets:
  Investment in securities, at cost.....................     $244,442         $184,154         $208,655       $193,601
                                                             ========         ========         ========       ========
  Investments in securities, at market value (note 1)...     $278,149         $235,573         $272,677       $238,241
  Cash in bank..........................................          722              545              724            510
  Dividends & accrued interest receivable...............        1,171              986            1,040            880
  Other.................................................        1,067              816              850            719
                                                             --------         --------         --------       --------
    Total assets........................................      281,109          237,920          275,291        240,350
                                                             --------         --------         --------       --------
Liabilities:
  Payable for fund interests redeemed...................            7                5                6              5
  Payable for investment management services (note 3)...        1,324            1,033            1,103            940
  Professional fees payable.............................          788              734              868            850
  Accrued custody.......................................            3              252              347            365
  Other accrued expenses................................          521              694              291            242
                                                             --------         --------         --------       --------
    Total liabilities...................................        2,643            2,718            2,615          2,402
                                                             --------         --------         --------       --------
Net assets at market value..............................     $278,466         $235,202         $272,676       $237,948
                                                             ========         ========         ========       ========
Net assets consist of:
  Par value, $1 per membership interest.................     $ 25,354         $ 19,817         $ 20,526       $ 19,482
  Paid-in capital in excess of par value................      221,092          170,259          188,211        174,769
  Accumulated net realized gain (loss) on investments
    (note 1)............................................       (1,709)          (6,288)             (59)          (914)
  Net unrealized appreciation on investments
    (note 1)............................................       33,707           51,419           64,022         44,640
  Undistributed (distributions in excess) net investment
    income..............................................           22               (5)             (24)           (29)
                                                             --------         --------         --------       --------
Net assets at market value..............................     $278,466         $235,202         $272,676       $237,948
                                                             ========         ========         ========       ========
Membership interest outstanding (note 4)................       25,354           19,817           20,526         19,482
Net asset value per membership interest.................     $  10.98         $  11.87         $  13.28       $  12.21
                                                             ========         ========         ========       ========

                                                                 PORTFOLIOS
                                                          ------------------------
                                                          MAY (5)(e)   JUNE (5)(f)
                                                          ----------   -----------
Assets:
  Investment in securities, at cost.....................   $193,139     $164,643
                                                           ========     ========
  Investments in securities, at market value (note 1)...   $240,274     $192,094
  Cash in bank..........................................        471          933
  Dividends & accrued interest receivable...............        890          808
  Other.................................................        550          448
                                                           --------     --------
    Total assets........................................    242,185      194,283
                                                           --------     --------
Liabilities:
  Payable for fund interests redeemed...................          5            4
  Payable for investment management services (note 3)...        773          572
  Professional fees payable.............................        534          688
  Accrued custody.......................................        460          459
  Other accrued expenses................................        427          230
                                                           --------     --------
    Total liabilities...................................      2,199        1,953
                                                           --------     --------
Net assets at market value..............................   $239,986     $192,330
                                                           ========     ========
Net assets consist of:
  Par value, $1 per membership interest.................   $ 18,964     $ 16,631
  Paid-in capital in excess of par value................    173,922      148,256
  Accumulated net realized gain (loss) on investments
    (note 1)............................................         --           --
  Net unrealized appreciation on investments
    (note 1)............................................     47,135       27,451
  Undistributed (distributions in excess) net investment
    income..............................................        (35)          (8)
                                                           --------     --------
Net assets at market value..............................   $239,986     $192,330
                                                           ========     ========
Membership interest outstanding (note 4)................     18,964       16,631
Net asset value per membership interest.................   $  12.65     $  11.56
                                                           ========     ========

---------------

 (a) The inception date for this portfolio was January 3, 2000.

 (b) The inception date for this portfolio was February 1, 2000.

 (c) The inception date for this portfolio was March 1, 2000.

 (d) The inception date for this portfolio was April 3, 2000.

 (e) The inception date for this portfolio was May 1, 2000.

 (f) The inception date for this portfolio was June 1, 2000.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)              DECEMBER 31, 2000

                                                                                    PORTFOLIOS
                                                          ---------------------------------------------------------------
                                                          JULY (5)(g)   AUGUST (5)(h)    SEPTEMBER (5)      OCTOBER (5)
                                                          -----------   -------------   ----------------   --------------
Assets:
  Investment in securities, at cost.....................   $130,496       $123,374          $191,317          $298,805
                                                           ========       ========          ========          ========
  Investments in securities, at market value
    (note 1)............................................   $152,270       $144,174          $196,113          $344,768
  Cash in bank..........................................        494            992               518               138
  Dividends & accrued interest receivable...............        526            483               636             1,043
  Other.................................................        460            595             2,143             3,196
                                                           --------       --------          --------          --------
    Total assets........................................    153,750        146,244           199,410           349,145
                                                           --------       --------          --------          --------
Liabilities:
  Payable for securities purchased......................         --             --                --                --
  Payable for fund interests redeemed...................          2              2                 6             2,816
  Payable for investment management services (note 3)...        395            321             1,239             2,052
  Professional fees payable.............................        751            883               822               813
  Accrued custody.......................................        279            259               807               491
  Other accrued expenses................................        317            188               495               470
                                                           --------       --------          --------          --------
    Total liabilities...................................      1,744          1,653             3,369             6,642
                                                           --------       --------          --------          --------
Net assets at market value..............................   $152,006       $144,591          $196,041          $342,503
                                                           ========       ========          ========          ========
Net assets consist of:
  Par value, $1 per membership interest.................   $ 13,001       $ 12,309          $ 23,014          $ 38,082
  Paid-in capital in excess of par value................    117,235        111,486           189,499           326,116
  Accumulated net realized loss on investments (note
    1)..................................................         --             --           (21,266)          (67,655)
  Net unrealized appreciation (depreciation) on
    investments (note 1)................................     21,774         20,800             4,796            45,963
  Undistributed (distributions in excess) net investment
    income..............................................         (4)            (4)               (2)               (3)
                                                           --------       --------          --------          --------
Net assets at market value..............................   $152,006       $144,591          $196,041          $342,503
                                                           ========       ========          ========          ========
Membership interest outstanding (note 4)................     13,001         12,309            23,014            38,082
Net asset value per membership interest.................   $  11.69       $  11.75          $   8.52          $   8.99
                                                           ========       ========          ========          ========

                                                                     PORTFOLIOS
                                                          ---------------------------------
                                                           NOVEMBER (5)      DECEMBER (5)
                                                          ---------------   ---------------
Assets:
  Investment in securities, at cost.....................     $226,229          $372,835
                                                             ========          ========
  Investments in securities, at market value
    (note 1)............................................     $195,237          $376,329
  Cash in bank..........................................           69                81
  Dividends & accrued interest receivable...............          903               659
  Other.................................................        2,643             1,484
                                                             --------          --------
    Total assets........................................      198,852           378,553
                                                             --------          --------
Liabilities:
  Payable for securities purchased......................           --            75,111
  Payable for fund interests redeemed...................          857               594
  Payable for investment management services (note 3)...        1,247             1,132
  Professional fees payable.............................          506               374
  Accrued custody.......................................          365               292
  Other accrued expenses................................          456               457
                                                             --------          --------
    Total liabilities...................................        3,431            77,960
                                                             --------          --------
Net assets at market value..............................     $195,421          $300,593
                                                             ========          ========
Net assets consist of:
  Par value, $1 per membership interest.................     $ 23,283          $ 29,183
  Paid-in capital in excess of par value................      206,413           267,872
  Accumulated net realized loss on investments (note
    1)..................................................       (3,302)               --
  Net unrealized appreciation (depreciation) on
    investments
    (note 1)............................................      (30,992)            3,494
  Undistributed (distributions in excess) net investment
    income..............................................           19                44
                                                             --------          --------
Net assets at market value..............................     $195,421          $300,593
                                                             ========          ========
Membership interest outstanding (note 4)................       23,283            29,183
Net asset value per membership interest.................     $   8.39          $  10.30
                                                             ========          ========

---------------

 (g) The inception date for this portfolio was July 3, 2000.

 (h) The inception date for this portfolio was August 1, 2000.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF OPERATIONS                   FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                PORTFOLIOS
                                                          ------------------------------------------------------
                                                          JANUARY (10)   FEBRUARY (10)   MARCH (10)   APRIL (10)
                                                          ------------   -------------   ----------   ----------
Investment income:
  Interest..............................................   $   1,227       $   1,020     $     746    $     744
  Dividends.............................................      27,771          53,755        38,711       40,978
                                                           ---------       ---------     ---------    ---------
    Total investment income.............................      28,998          54,775        39,457       41,722
                                                           ---------       ---------     ---------    ---------
Expenses:
  Management fees (note 3)..............................       5,153           9,789         7,020        7,457
  Custodian fees (note 3)...............................       3,600           3,400         3,200        3,200
  Board fees............................................       1,000           1,000           800          700
  Professional fees.....................................       1,859           1,668         1,500        1,538
  Accounting fees.......................................       1,188           1,503         1,060        1,058
  Printing, proxy, and postage fees.....................       2,149           2,634         1,925        2,325
  Filing fees...........................................         539             708           300          465
  Other.................................................          55              92            87           99
                                                           ---------       ---------     ---------    ---------
    Total expenses......................................      15,543          20,794        15,892       16,842
                                                           ---------       ---------     ---------    ---------
    Less expenses voluntarily reduced or reimbursed.....      (4,324)        (19,913)           --         (145)
                                                           ---------       ---------     ---------    ---------
    Net expenses........................................      11,219             881        15,892       16,697
                                                           ---------       ---------     ---------    ---------
    Net investment income...............................      17,779          53,894        23,565       25,025
                                                           ---------       ---------     ---------    ---------
Realized & unrealized gain (loss) on investments:
  Net realized loss from investments....................    (108,392)       (118,231)     (109,285)    (176,220)
  Net increase in unrealized appreciation (depreciation)
    on investments......................................      31,251         175,868       197,357      186,537
                                                           ---------       ---------     ---------    ---------
      Net gain (loss) on investments....................     (77,141)         57,637        88,072       10,317
                                                           ---------       ---------     ---------    ---------
      Net increase (decrease) in net assets from
         operations.....................................   $ (59,362)      $ 111,531     $ 111,637    $  35,342
                                                           =========       =========     =========    =========

                                                               PORTFOLIOS
                                                          ---------------------
                                                          MAY (10)    JUNE (10)
                                                          ---------   ---------
Investment income:
  Interest..............................................  $     705   $     687
  Dividends.............................................     25,387      31,307
                                                          ---------   ---------
    Total investment income.............................     26,092      31,994
                                                          ---------   ---------
Expenses:
  Management fees (note 3)..............................      4,798       5,758
  Custodian fees (note 3)...............................      3,000       3,000
  Board fees............................................        500         500
  Professional fees.....................................      1,508       1,632
  Accounting fees.......................................        783         858
  Printing, proxy, and postage fees.....................      1,225       1,725
  Filing fees...........................................        200         381
  Other.................................................         74          80
                                                          ---------   ---------
    Total expenses......................................     12,088      13,934
                                                          ---------   ---------
    Less expenses voluntarily reduced or reimbursed.....        (42)        (31)
                                                          ---------   ---------
    Net expenses........................................     12,046      13,903
                                                          ---------   ---------
    Net investment income...............................     14,046      18,091
                                                          ---------   ---------
Realized & unrealized gain (loss) on investments:
  Net realized loss from investments....................   (119,788)  $(172,570)
  Net increase in unrealized appreciation (depreciation)
    on investments......................................    216,249     157,526
                                                          ---------   ---------
      Net gain (loss) on investments....................     96,461     (15,044)
                                                          ---------   ---------
      Net increase (decrease) in net assets from
         operations.....................................  $ 110,507   $   3,047
                                                          =========   =========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF OPERATIONS (CONTINUED)       FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                        PORTFOLIOS
                                                          -----------------------------------------------------------------------
                                                          JULY (10)   AUGUST (10)   SEPTEMBER (10)   OCTOBER (10)   NOVEMBER (10)
                                                          ---------   -----------   --------------   ------------   -------------
Investment income:
  Interest..............................................  $     664    $     592      $     538       $     527       $     372
  Dividends.............................................     29,147       25,311         35,700          32,453          27,768
                                                          ---------    ---------      ---------       ---------       ---------
    Total investment income.............................     29,811       25,903         36,238          32,980          28,140
                                                          ---------    ---------      ---------       ---------       ---------
Expenses:
  Management fees (note 3)..............................      5,558        4,934          6,497           5,931           5,384
  Custodian fees (note 3)...............................      2,900        2,900          3,150           3,150           3,150
  Board fees............................................        500          450            700             700             612
  Professional fees.....................................      1,677        1,500          1,609           1,500           1,500
  Accounting fees.......................................        808          783          1,083           1,033             983
  Printing, proxy, and postage fees.....................      1,525        1,525          2,325           2,125           2,356
  Filing fees...........................................        391          405            400             325             323
  Other.................................................        116           72             71              66              56
                                                          ---------    ---------      ---------       ---------       ---------
    Total expenses......................................     13,475       12,569         15,835          14,830          14,364
                                                          ---------    ---------      ---------       ---------       ---------
    Less expenses voluntarily reduced or reimbursed.....         --       (1,609)          (280)         (2,320)           (527)
                                                          ---------    ---------      ---------       ---------       ---------
    Net expenses........................................     13,475       10,960         15,555          12,510          13,837
                                                          ---------    ---------      ---------       ---------       ---------
    Net investment income...............................     16,336       14,943         20,683          20,470          14,303
                                                          ---------    ---------      ---------       ---------       ---------
Realized & unrealized gain (loss) on investments:
  Net realized loss from investments....................   (112,269)    (114,791)      (177,927)       (110,608)        (80,138)
  Net increase in unrealized appreciation (depreciation)
    on investments......................................    166,634      118,951        137,323         116,158         (66,069)
                                                          ---------    ---------      ---------       ---------       ---------
      Net gain (loss) on investments....................     54,365        4,160        (40,604)          5,550        (146,207)
                                                          ---------    ---------      ---------       ---------       ---------
      Net increase (decrease) in net assets from
         operations.....................................  $  70,701    $  19,103      $ (19,921)      $  26,020       $(131,904)
                                                          =========    =========      =========       =========       =========

                                                           PORTFOLIOS
                                                          -------------
                                                          DECEMBER (10)
                                                          -------------
Investment income:
  Interest..............................................    $     572
  Dividends.............................................       24,423
                                                            ---------
    Total investment income.............................       24,995
                                                            ---------
Expenses:
  Management fees (note 3)..............................        4,868
  Custodian fees (note 3)...............................        3,100
  Board fees............................................          600
  Professional fees.....................................        1,500
  Accounting fees.......................................          908
  Printing, proxy, and postage fees.....................        2,543
  Filing fees...........................................          316
  Other.................................................           47
                                                            ---------
    Total expenses......................................       13,882
                                                            ---------
    Less expenses voluntarily reduced or reimbursed.....       (1,780)
                                                            ---------
    Net expenses........................................       12,102
                                                            ---------
    Net investment income...............................       12,893
                                                            ---------
Realized & unrealized gain (loss) on investments:
  Net realized loss from investments....................     (102,973)
  Net increase in unrealized appreciation (depreciation)
    on investments......................................      (25,290)
                                                            ---------
      Net gain (loss) on investments....................     (128,263)
                                                            ---------
      Net increase (decrease) in net assets from
         operations.....................................    $(115,370)
                                                            =========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF OPERATIONS (CONTINUED) FOR THE PERIOD OR YEAR ENDED DECEMBER 31, 2000

                                                                                    PORTFOLIOS
                                                          --------------------------------------------------------------
                                                          JANUARY (5)(a)   FEBRUARY (5)(b)   MARCH (5)(c)   APRIL (5)(d)
                                                          --------------   ---------------   ------------   ------------
Investment income:
  Interest..............................................     $   360           $   450         $   558        $   335
  Dividends.............................................       8,694             6,756           6,910          5,980
                                                             -------           -------         -------        -------
    Total investment income.............................       9,054             7,206           7,468          6,315
                                                             -------           -------         -------        -------
Expenses:
  Management fees (note 3)..............................       1,324             1,034           1,103            940
  Custodian fees (note 3)...............................       2,325             2,175           2,000          1,790
  Board fees............................................         100                78              75             54
  Professional fees.....................................         883               883             883            899
  Accounting fees.......................................         295               330             295            249
  Printing, proxy, and postage fees.....................         251               436             327            283
  Filing fees...........................................          98                88              79             81
  Other.................................................          33                32              30             25
                                                             -------           -------         -------        -------
    Total expenses......................................       5,309             5,056           4,792          4,321
                                                             -------           -------         -------        -------
    Less expenses voluntarily reduced or reimbursed.....      (3,602)           (3,357)         (2,764)        (2,288)
                                                             -------           -------         -------        -------
    Net expenses........................................       1,707             1,699           2,028          2,033
                                                             -------           -------         -------        -------
    Net investment income...............................       7,347             5,507           5,440          4,282
                                                             -------           -------         -------        -------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments.............      (1,709)           (6,288)          1,218           (914)
  Net increase in unrealized appreciation on
    investments.........................................      33,707            51,419          64,022         44,640
                                                             -------           -------         -------        -------
      Net gain on investments...........................      31,998            45,131          65,240         43,726
                                                             -------           -------         -------        -------
      Net increase in net assets from operations........     $39,345           $50,638         $70,680        $48,008
                                                             =======           =======         =======        =======

                                                                 PORTFOLIOS
                                                          ------------------------
                                                          MAY (5)(e)   JUNE (5)(f)
                                                          ----------   -----------
Investment income:
  Interest..............................................   $   257       $   183
  Dividends.............................................     4,990         3,842
                                                           -------       -------
    Total investment income.............................     5,247         4,025
                                                           -------       -------
Expenses:
  Management fees (note 3)..............................       773           572
  Custodian fees (note 3)...............................     1,575         1,300
  Board fees............................................        60            40
  Professional fees.....................................       884           883
  Accounting fees.......................................       209           165
  Printing, proxy, and postage fees.....................       247           220
  Filing fees...........................................        51            41
  Other.................................................        27            23
                                                           -------       -------
    Total expenses......................................     3,826         3,244
                                                           -------       -------
    Less expenses voluntarily reduced or reimbursed.....    (2,013)       (1,719)
                                                           -------       -------
    Net expenses........................................     1,813         1,525
                                                           -------       -------
    Net investment income...............................     3,434         2,500
                                                           -------       -------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments.............       489            16
  Net increase in unrealized appreciation on
    investments.........................................    47,135        27,451
                                                           -------       -------
      Net gain on investments...........................    47,624        27,467
                                                           -------       -------
      Net increase in net assets from operations........   $51,058       $29,967
                                                           =======       =======

---------------

 (a) The inception date for this portfolio was January 3, 2000.

 (b) The inception date for this portfolio was February 1, 2000.

 (c) The inception date for this portfolio was March 1, 2000.

 (d) The inception date for this portfolio was April 3, 2000.

 (e) The inception date for this portfolio was May 1, 2000.

 (f) The inception date for this portfolio was June 1, 2000.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF OPERATIONS (CONTINUED) FOR THE PERIOD OR YEAR ENDED DECEMBER 31, 2000

                                                                                         PORTFOLIOS
                                                          ------------------------------------------------------------------------
                                                          JULY (5)(g)   AUGUST (5)(h)   SEPTEMBER (5)   OCTOBER (5)   NOVEMBER (5)
                                                          -----------   -------------   -------------   -----------   ------------
Investment income:
  Interest..............................................    $   126        $   106        $    190       $    230       $    273
  Dividends.............................................      2,447          1,831           6,092         10,472          6,408
                                                            -------        -------        --------       --------       --------
    Total investment income.............................      2,573          1,937           6,282         10,702          6,681
                                                            -------        -------        --------       --------       --------
Expenses:
  Management fees (note 3)..............................        395            323             969          1,664          1,062
  Custodian fees (note 3)...............................      1,080            860           2,580          2,725          2,600
  Board fees............................................         25             25              80            150            100
  Professional fees.....................................        883            883             884            884            883
  Accounting fees.......................................         95             81             235            315            260
  Printing, proxy, and postage fees.....................        114            108             275            475            375
  Filing fees...........................................         25             25              75             75             75
  Other.................................................         17             16              29             38             30
                                                            -------        -------        --------       --------       --------
    Total expenses......................................      2,634          2,321           5,127          6,326          5,385
                                                            -------        -------        --------       --------       --------
    Less expenses voluntarily reduced or reimbursed.....     (1,582)        (1,460)         (2,543)        (2,764)        (3,108)
                                                            -------        -------        --------       --------       --------
    Net expenses........................................      1,052            861           2,584          3,562          2,277
                                                            -------        -------        --------       --------       --------
    Net investment income...............................      1,521          1,076           3,698          7,140          4,404
                                                            -------        -------        --------       --------       --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments.............         --             --         (20,821)       (67,655)        (3,302)
  Net increase in unrealized appreciation (depreciation)
    on investments......................................     21,774         20,800          45,318         91,477        (28,762)
                                                            -------        -------        --------       --------       --------
      Net gain (loss) on investments....................     21,774         20,800          24,497         23,822        (32,064)
                                                            -------        -------        --------       --------       --------
      Net increase (decrease) in net assets from
         operations.....................................    $23,295        $21,876        $ 28,195       $ 30,962       $(27,660)
                                                            =======        =======        ========       ========       ========

                                                           PORTFOLIOS
                                                          ------------
                                                          DECEMBER (5)
                                                          ------------
Investment income:
  Interest..............................................    $    272
  Dividends.............................................       6,320
                                                            --------
    Total investment income.............................       6,592
                                                            --------
Expenses:
  Management fees (note 3)..............................       1,061
  Custodian fees (note 3)...............................       2,600
  Board fees............................................         100
  Professional fees.....................................         884
  Accounting fees.......................................         255
  Printing, proxy, and postage fees.....................         350
  Filing fees...........................................          80
  Other.................................................          30
                                                            --------
    Total expenses......................................       5,360
                                                            --------
    Less expenses voluntarily reduced or reimbursed.....      (2,531)
                                                            --------
    Net expenses........................................       2,829
                                                            --------
    Net investment income...............................       3,763
                                                            --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments.............       5,542
  Net increase in unrealized appreciation (depreciation)
    on investments......................................       3,317
                                                            --------
      Net gain (loss) on investments....................       8,859
                                                            --------
      Net increase (decrease) in net assets from
         operations.....................................    $ 12,622
                                                            ========

---------------

 (g) The inception date for this portfolio was July 3, 2000.

 (h) The inception date for this portfolio was August 1, 2000.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         PORTFOLIOS
                                                          ------------------------------------------------------------------------
                                                                  JANUARY (10)                  FEBRUARY (10)           MARCH (10)
                                                          ----------------------------   ----------------------------   ----------
                                                          YEAR ENDED    FROM 1/4/99(b)   YEAR ENDED    FROM 2/1/99(b)   YEAR ENDED
                                                           12/31/00      TO 12/31/99      12/31/00      TO 12/31/99      12/31/00
                                                          -----------   --------------   -----------   --------------   ----------
From operations:
  Net investment income.................................  $    17,779     $   9,611      $    53,894     $   21,158     $  23,565
  Realized gain (loss) on investments...................     (108,392)        3,212         (118,231)        28,842      (109,285)
  Unrealized appreciation (depreciation) on
    investments.........................................       31,251        (2,432)         175,868         42,291       197,357
                                                          -----------     ---------      -----------     ----------     ----------
    Net increase (decrease) in net
      assets from operations............................      (59,362)       10,391          111,531         92,291       111,637
                                                          -----------     ---------      -----------     ----------     ----------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income...........      (17,856)       (9,581)         (53,098)       (21,118)      (22,027)
    Capital gains distributions.........................           --        (3,212)              --        (28,842)           --
                                                          -----------     ---------      -----------     ----------     ----------
      Total dividends and distributions.................      (17,856)      (12,793)         (53,098)       (49,960)      (22,027)
                                                          -----------     ---------      -----------     ----------     ----------
From capital share transactions (note 4):
  Received from shares sold.............................    2,383,936       565,912        1,305,965      1,550,427       569,027
  Received from dividends reinvested....................       17,856        12,793           53,098         49,960        22,027
  Paid for shares redeemed..............................   (2,157,784)     (116,370)      (1,239,812)      (480,986)     (457,917)
                                                          -----------     ---------      -----------     ----------     ----------
    Increase in net assets derived from capital
      share transactions................................      244,008       462,335          119,251      1,119,401       133,137
                                                          -----------     ---------      -----------     ----------     ----------
    Increase in net assets..............................      166,790       459,933          177,684      1,161,732       222,747
Net Assets:
  Beginning of period...................................      459,933            --        1,161,732             --     1,016,938
                                                          -----------     ---------      -----------     ----------     ----------
  End of period (a).....................................  $   626,723     $ 459,933      $ 1,339,416     $1,161,732    $1,239,685
                                                          ===========     =========      ===========     ==========     ==========
(a) Includes undistributed (distributions in excess) net
  investment income of..................................  $       (47)    $      30      $       836     $       40     $   1,538
                                                          ===========     =========      ===========     ==========     ==========

                                                            PORTFOLIOS
                                                          --------------
                                                          MARCH (10)
                                                          --------------
                                                          FROM 3/1/99(b)
                                                           TO 12/31/99
                                                          --------------
From operations:
  Net investment income.................................    $   14,381
  Realized gain (loss) on investments...................        36,163
  Unrealized appreciation (depreciation) on
    investments.........................................       (51,438)
                                                            ----------
    Net increase (decrease) in net
      assets from operations............................          (894)
                                                            ----------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income...........       (14,383)
    Capital gains distributions.........................       (36,163)
                                                            ----------
      Total dividends and distributions.................       (50,546)
                                                            ----------
From capital share transactions (note 4):
  Received from shares sold.............................     1,583,033
  Received from dividends reinvested....................        50,545
  Paid for shares redeemed..............................      (565,200)
                                                            ----------
    Increase in net assets derived from capital
      share transactions................................     1,068,378
                                                            ----------
    Increase in net assets..............................     1,016,938
Net Assets:
  Beginning of period...................................            --
                                                            ----------
  End of period (a).....................................    $1,016,938
                                                            ==========
(a) Includes undistributed (distributions in excess) net
  investment income of..................................    $       (2)
                                                            ==========

---------------

 (b) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                                        PORTFOLIOS
                                                          ----------------------------------------------------------------------
                                                                  APRIL (10)                     MAY (10)             JUNE (10)
                                                          ---------------------------   ---------------------------   ----------
                                                          YEAR ENDED   FROM 4/1/99(b)   YEAR ENDED   FROM 5/3/99(b)   YEAR ENDED
                                                           12/31/00     TO 12/31/99      12/31/00     TO 12/31/99      12/31/00
                                                          ----------   --------------   ----------   --------------   ----------
From operations:
  Net investment income.................................  $  25,025      $   20,880     $  14,046      $    9,335     $  18,091
  Realized gain (loss) on investments...................   (176,220)         17,873      (119,788)        (39,982)     (172,570)
  Unrealized appreciation (depreciation) on
    investments.........................................    186,537        (163,120)      216,249        (129,757)      157,526
                                                          ----------     ----------     ----------     ----------     ----------
    Net increase (decrease) in net
      assets from operations............................     35,342        (124,367)      110,507        (160,404)        3,047
                                                          ----------     ----------     ----------     ----------     ----------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income...........    (23,466)        (20,884)      (13,662)         (9,340)      (17,725)
    Capital gains distributions.........................         --         (17,873)           --              --            --
                                                          ----------     ----------     ----------     ----------     ----------
      Total dividends and distributions.................    (23,466)        (38,757)      (13,662)         (9,340)      (17,725)
                                                          ----------     ----------     ----------     ----------     ----------
From capital share transactions (note 4):
  Received from shares sold.............................    709,189       2,101,632       479,951       1,180,871       443,882
  Received from dividends reinvested....................     23,466          38,758        13,662           9,341        17,725
  Paid for shares redeemed..............................   (553,082)       (720,603)     (299,636)       (303,186)     (538,280)
                                                          ----------     ----------     ----------     ----------     ----------
    Increase (decrease) in net assets derived from
      capital share transactions........................    179,573       1,419,787       193,977         887,026       (76,673)
                                                          ----------     ----------     ----------     ----------     ----------
    Increase (decrease) in net assets...................    191,449       1,256,663       290,822         717,282       (91,351)
Net Assets:
  Beginning of period...................................  1,256,663              --       717,282              --     1,157,928
                                                          ----------     ----------     ----------     ----------     ----------
  End of period (a)..................................... $1,448,112      $1,256,663    $1,008,104      $  717,282    $1,066,577
                                                          ==========     ==========     ==========     ==========     ==========
(a) Includes undistributed (distributions in excess) net
  investment income of..................................  $   1,559      $       (4)    $     384      $       (5)    $     366
                                                          ==========     ==========     ==========     ==========     ==========

                                                            PORTFOLIOS
                                                          --------------
                                                            JUNE (10)
                                                          --------------
                                                          FROM 6/1/99(b)
                                                           TO 12/31/99
                                                          --------------
From operations:
  Net investment income.................................    $   12,449
  Realized gain (loss) on investments...................       (13,399)
  Unrealized appreciation (depreciation) on
    investments.........................................      (157,845)
                                                            ----------
    Net increase (decrease) in net
      assets from operations............................      (158,795)
                                                            ----------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income...........       (12,453)
    Capital gains distributions.........................            --
                                                            ----------
      Total dividends and distributions.................       (12,453)
                                                            ----------
From capital share transactions (note 4):
  Received from shares sold.............................     1,569,222
  Received from dividends reinvested....................        12,453
  Paid for shares redeemed..............................      (252,499)
                                                            ----------
    Increase (decrease) in net assets derived from
      capital share transactions........................     1,329,176
                                                            ----------
    Increase (decrease) in net assets...................     1,157,928
Net Assets:
  Beginning of period...................................            --
                                                            ----------
  End of period (a).....................................    $1,157,928
                                                            ==========
(a) Includes undistributed (distributions in excess) net
  investment income of..................................    $       (4)
                                                            ==========

---------------

 (b) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                                 PORTFOLIOS
                                                          ---------------------------------------------------------
                                                                   JULY (10)                    AUGUST (10)
                                                          ---------------------------   ---------------------------
                                                          YEAR ENDED   FROM 7/1/99(b)   YEAR ENDED   FROM 8/2/99(b)
                                                           12/31/00     TO 12/31/99      12/31/00     TO 12/31/99
                                                          ----------   --------------   ----------   --------------
From operations:
  Net investment income.................................  $  16,336      $   11,262     $  14,943      $    8,921
  Realized loss on investments..........................   (112,269)        (20,953)     (114,791)        (16,082)
  Unrealized appreciation (depreciation) on
    investments.........................................    166,634        (127,386)      118,951        (124,555)
                                                          ----------     ----------     ---------      ----------
    Net increase (decrease) in net assets from
      operations........................................     70,701        (137,077)       19,103        (131,716)
                                                          ----------     ----------     ---------      ----------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income...........    (16,462)        (11,270)      (14,943)         (8,928)
                                                          ----------     ----------     ---------      ----------
From capital share transactions (note 4):
  Received from shares sold.............................    324,565       1,454,117       355,956       1,253,944
  Received from dividends reinvested....................     16,462          11,270        14,943           8,928
  Paid for shares redeemed..............................   (226,117)       (327,065)     (241,809)       (317,006)
                                                          ----------     ----------     ---------      ----------
    Increase (decrease) in net assets derived from
      capital share transactions........................    114,910       1,138,322       129,090         945,866
                                                          ----------     ----------     ---------      ----------
    Increase (decrease) in net assets...................    169,149         989,975       133,250         805,222
Net Assets:
  Beginning of period...................................    989,975              --       805,222              --
                                                          ----------     ----------     ---------      ----------
  End of period (a)..................................... $1,159,124      $  989,975     $ 938,472      $  805,222
                                                          ==========     ==========     =========      ==========
(a) Includes undistributed (distributions in excess) net
  investment income of..................................  $    (126)     $       (8)    $      --      $       (7)
                                                          ==========     ==========     =========      ==========

                                                                  PORTFOLIOS
                                                          ---------------------------
                                                                SEPTEMBER (10)
                                                          ---------------------------
                                                          YEAR ENDED   FROM 9/1/99(b)
                                                           12/31/00     TO 12/31/99
                                                          ----------   --------------
From operations:
  Net investment income.................................  $  20,683      $    9,190
  Realized loss on investments..........................   (177,927)        (20,491)
  Unrealized appreciation (depreciation) on
    investments.........................................    137,323        (132,698)
                                                          ----------     ----------
    Net increase (decrease) in net assets from
      operations........................................    (19,921)       (143,999)
                                                          ----------     ----------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income...........    (20,735)         (9,150)
                                                          ----------     ----------
From capital share transactions (note 4):
  Received from shares sold.............................    167,034       1,866,547
  Received from dividends reinvested....................     20,735           9,150
  Paid for shares redeemed..............................   (666,659)       (254,906)
                                                          ----------     ----------
    Increase (decrease) in net assets derived from
      capital share transactions........................   (478,890)      1,620,791
                                                          ----------     ----------
    Increase (decrease) in net assets...................   (519,546)      1,467,642
Net Assets:
  Beginning of period...................................  1,467,642              --
                                                          ----------     ----------
  End of period (a).....................................  $ 948,096      $1,467,642
                                                          ==========     ==========
(a) Includes undistributed (distributions in excess) net
  investment income of..................................  $     (12)     $       40
                                                          ==========     ==========

---------------

(b) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                                  PORTFOLIOS
                                                          -----------------------------------------------------------
                                                                  OCTOBER (10)                  NOVEMBER (10)
                                                          ----------------------------   ----------------------------
                                                          YEAR ENDED   FROM 10/1/99(b)   YEAR ENDED   FROM 11/1/99(b)
                                                           12/31/00      TO 12/31/99      12/31/00      TO 12/31/99
                                                          ----------   ---------------   ----------   ---------------
From operations:
  Net investment income.................................  $  20,470      $    9,204      $  14,303      $    4,804
  Realized loss on investments..........................   (110,608)         (7,828)       (80,138)             --
  Unrealized appreciation (depreciation) on
    investments.........................................    116,158         (79,889)       (66,069)         (4,711)
                                                          ----------     ----------      ----------     ----------
    Net increase (decrease) in net assets from
      operations........................................     26,020         (78,513)      (131,904)             93
                                                          ----------     ----------      ----------     ----------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income...........    (20,564)         (9,200)       (14,908)         (4,200)
    Capital gains distributions.........................         --              --             --              --
                                                          ----------     ----------      ----------     ----------
      Total dividends and distributions.................    (20,564)         (9,200)       (14,908)         (4,200)
                                                          ----------     ----------      ----------     ----------
From capital share transactions (note 4):
  Received from shares sold.............................    103,118       1,743,037         65,818       1,560,226
  Received from dividends reinvested....................     20,564           9,200         14,908           4,200
  Paid for shares redeemed..............................   (646,094)       (268,370)      (586,196)       (225,557)
                                                          ----------     ----------      ----------     ----------
    Increase (decrease) in net assets derived from
      capital share transactions........................   (522,412)      1,483,867       (505,470)      1,338,869
                                                          ----------     ----------      ----------     ----------
    Increase (decrease) in net assets...................   (516,956)      1,396,154       (652,282)      1,334,762
Net Assets:
  Beginning of period...................................  1,396,154              --      1,334,762              --
                                                          ----------     ----------      ----------     ----------
  End of period (a).....................................  $ 879,198      $1,396,154      $ 682,480      $1,334,762
                                                          ==========     ==========      ==========     ==========
(a) Includes undistributed (distributions in excess) net
  investment income of..................................  $     (90)     $        4      $      (1)     $      604
                                                          ==========     ==========      ==========     ==========

                                                                   PORTFOLIOS
                                                          ----------------------------
                                                                 DECEMBER (10)
                                                          ----------------------------
                                                          YEAR ENDED   FROM 12/1/99(b)
                                                           12/31/00      TO 12/31/99
                                                          ----------   ---------------
From operations:
  Net investment income.................................  $  12,893      $      994
  Realized loss on investments..........................   (102,973)             --
  Unrealized appreciation (depreciation) on
    investments.........................................    (25,290)          9,625
                                                          ----------     ----------
    Net increase (decrease) in net assets from
      operations........................................   (115,370)         10,619
                                                          ----------     ----------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income...........    (12,862)           (980)
    Capital gains distributions.........................         --              --
                                                          ----------     ----------
      Total dividends and distributions.................    (12,862)           (980)
                                                          ----------     ----------
From capital share transactions (note 4):
  Received from shares sold.............................     87,463       1,501,592
  Received from dividends reinvested....................     12,862             980
  Paid for shares redeemed..............................   (892,510)        (38,230)
                                                          ----------     ----------
    Increase (decrease) in net assets derived from
      capital share transactions........................   (792,185)      1,464,342
                                                          ----------     ----------
    Increase (decrease) in net assets...................   (920,417)      1,473,981
Net Assets:
  Beginning of period...................................  1,473,981              --
                                                          ----------     ----------
  End of period (a).....................................  $ 553,564      $1,473,981
                                                          ==========     ==========
(a) Includes undistributed (distributions in excess) net
  investment income of..................................  $      45      $       14
                                                          ==========     ==========

---------------

(b) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                          PORTFOLIOS
                              ---------------------------------------------------------------------------------------------------
                               JANUARY (5)      FEBRUARY (5)      MARCH (5)        APRIL (5)         MAY (5)          JUNE (5)
                              --------------   --------------   --------------   --------------   --------------   --------------
                              FROM 1/3/00(b)   FROM 2/1/00(b)   FROM 3/1/00(b)   FROM 4/3/00(b)   FROM 5/1/00(b)   FROM 6/1/00(b)
                               TO 12/31/00      TO 12/31/00      TO 12/31/00      TO 12/31/00      TO 12/31/00      TO 12/31/00
                              --------------   --------------   --------------   --------------   --------------   --------------
From operations:
  Net investment income.....     $  7,347         $  5,507         $  5,440         $  4,282         $  3,434         $  2,500
  Realized gain (loss) on
    investments.............       (1,709)          (6,288)           1,218             (914)             489               16
  Unrealized appreciation on
    investments.............       33,707           51,419           64,022           44,640           47,135           27,451
                                 --------         --------         --------         --------         --------         --------
    Net increase in net
      assets from
      operations............       39,345           50,638           70,680           48,008           51,058           29,967
                                 --------         --------         --------         --------         --------         --------
  Dividends and
    distributions to
    shareholders:
    Dividends paid from net
      investment income.....       (7,325)          (5,512)          (5,464)          (4,311)          (3,469)          (2,508)
    Capital gains
      distributions.........           --               --           (1,277)              --             (489)             (16)
                                 --------         --------         --------         --------         --------         --------
      Total dividends and
         distributions......       (7,325)          (5,512)          (6,741)          (4,311)          (3,958)          (2,524)
                                 --------         --------         --------         --------         --------         --------
From capital share
  transactions (note 4):
  Received from shares
    sold....................      270,985          221,206          209,373          232,532          197,464          167,335
  Received from dividends
    reinvested..............        7,325            5,512            6,741            4,311            3,958            2,524
  Paid for shares
    redeemed................      (31,864)         (36,642)          (7,377)         (42,592)          (8,536)          (4,972)
                                 --------         --------         --------         --------         --------         --------
    Increase in net assets
      derived from capital
      share transactions....      246,446          190,076          208,737          194,251          192,886          164,887
                                 --------         --------         --------         --------         --------         --------
    Increase in net
      assets................      278,466          235,202          272,676          237,948          239,986          192,330
Net Assets:
  Beginning of period.......           --               --               --               --               --               --
                                 --------         --------         --------         --------         --------         --------
  End of period (a).........     $278,466         $235,202         $272,676         $237,948         $239,986         $192,330
                                 ========         ========         ========         ========         ========         ========
(a) Includes undistributed
  (distributions in excess)
  net investment income
  of........................     $     22         $     (5)        $    (24)        $    (29)        $    (35)        $     (8)
                                 ========         ========         ========         ========         ========         ========

                                        PORTFOLIOS
                              -------------------------------
                                 JULY (5)        AUGUST (5)
                              --------------   --------------
                              FROM 7/3/00(b)   FROM 8/1/00(b)
                               TO 12/31/00      TO 12/31/00
                              --------------   --------------
From operations:
  Net investment income.....     $  1,521         $  1,076
  Realized gain (loss) on
    investments.............           --               --
  Unrealized appreciation on
    investments.............       21,774           20,800
                                 --------         --------
    Net increase in net
      assets from
      operations............       23,295           21,876
                                 --------         --------
  Dividends and
    distributions to
    shareholders:
    Dividends paid from net
      investment income.....       (1,525)          (1,080)
    Capital gains
      distributions.........           --               --
                                 --------         --------
      Total dividends and
         distributions......       (1,525)          (1,080)
                                 --------         --------
From capital share
  transactions (note 4):
  Received from shares
    sold....................      130,388          124,958
  Received from dividends
    reinvested..............        1,525            1,080
  Paid for shares
    redeemed................       (1,677)          (2,243)
                                 --------         --------
    Increase in net assets
      derived from capital
      share transactions....      130,236          123,795
                                 --------         --------
    Increase in net
      assets................      152,006          144,591
Net Assets:
  Beginning of period.......           --               --
                                 --------         --------
  End of period (a).........     $152,006         $144,591
                                 ========         ========
(a) Includes undistributed
  (distributions in excess)
  net investment income
  of........................     $     (4)        $     (4)
                                 ========         ========

---------------

(b) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                          PORTFOLIOS
                            ------------------------------------------------------------------------------------------------------
                                   SEPTEMBER (5)                  OCTOBER (5)                    NOVEMBER (5)           DECEMBER (5)
                            ---------------------------   ----------------------------   ----------------------------   ----------
                            YEAR ENDED   FROM 9/1/99(b)   YEAR ENDED   FROM 10/1/99(b)   YEAR ENDED   FROM 11/1/99(b)   YEAR ENDED
                             12/31/00     TO 12/31/99      12/31/00      TO 12/31/99      12/31/00      TO 12/31/99      12/31/00
                            ----------   --------------   ----------   ---------------   ----------   ---------------   ----------
From operations:
  Net investment income...   $  3,698       $  1,339       $  7,140       $  1,904        $  4,404       $  1,088        $  3,763
  Realized gain (loss) on
    investments...........    (20,821)          (445)       (67,655)            --          (3,302)            --           5,542
  Unrealized appreciation
    (depreciation) on
    investments...........     45,318        (40,522)        91,477        (45,514)        (28,762)        (2,230)          3,317
                             --------       --------       --------       --------        --------       --------        --------
    Net increase
      (decrease) in net
      assets from
      operations..........     28,195        (39,628)        30,962        (43,610)        (27,660)        (1,142)         12,622
                             --------       --------       --------       --------        --------       --------        --------
  Dividends and
    distributions to
    shareholders:
    Dividends paid from
      net investment
      income..............     (3,739)        (1,300)        (7,147)        (1,900)         (4,573)          (900)         (3,710)
    Capital gains
      distributions.......          0              0              0              0               0              0          (5,542)
                             --------       --------       --------       --------        --------       --------        --------
      Total dividends and
         distributions....     (3,739)        (1,300)        (7,147)        (1,900)         (4,573)          (900)         (9,252)
                             --------       --------       --------       --------        --------       --------        --------
From capital share
  transactions (note 4):
  Received from shares
    sold..................     22,181        197,139         56,634        315,470          18,078        216,296          93,766
  Received from dividends
    reinvested............      3,739          1,300          7,147          1,900           4,573            900           9,252
  Paid for shares
    redeemed..............    (11,124)          (722)       (16,410)          (543)         (7,301)        (2,850)        (13,146)
                             --------       --------       --------       --------        --------       --------        --------
    Increase (decrease) in
      net assets derived
      from capital share
      transactions........     14,796        197,717         47,371        316,827          15,350        214,346          89,872
                             --------       --------       --------       --------        --------       --------        --------
    Increase (decrease) in
      net assets..........     39,252        156,789         71,186        271,317         (16,883)       212,304          93,242
Net Assets:
  Beginning of period.....    156,789             --        271,317             --         212,304             --         207,351
                             --------       --------       --------       --------        --------       --------        --------
  End of period (a).......   $196,041       $156,789       $342,503       $271,317        $195,421       $212,304        $300,593
                             ========       ========       ========       ========        ========       ========        ========
(a) Includes undistributed
    (distributions in
    excess) net investment
    income of.............   $     (2)      $     39       $     (3)      $      4        $     19       $    188        $     44
                             ========       ========       ========       ========        ========       ========        ========

                              PORTFOLIOS
                            ---------------
                           DECEMBER (5)
                            ---------------
                            FROM 12/1/99(b)
                              TO 12/31/99
                            ---------------
From operations:
  Net investment income...     $    391
  Realized gain (loss) on
    investments...........           --
  Unrealized appreciation
    (depreciation) on
    investments...........          177
                               --------
    Net increase
      (decrease) in net
      assets from
      operations..........          568
                               --------
  Dividends and
    distributions to
    shareholders:
    Dividends paid from
      net investment
      income..............         (400)
    Capital gains
      distributions.......            0
                               --------
      Total dividends and
         distributions....         (400)
                               --------
From capital share
  transactions (note 4):
  Received from shares
    sold..................      206,807
  Received from dividends
    reinvested............          400
  Paid for shares
    redeemed..............          (24)
                               --------
    Increase (decrease) in
      net assets derived
      from capital share
      transactions........      207,183
                               --------
    Increase (decrease) in
      net assets..........      207,351
Net Assets:
  Beginning of period.....           --
                               --------
  End of period (a).......     $207,351
                               ========
(a) Includes undistributed
    (distributions in
    excess) net investment
    income of.............     $     (9)
                               ========

---------------

(b) Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS

                                                                              PORTFOLIOS
                                     --------------------------------------------------------------------------------------------
                                             JANUARY (10)                   FEBRUARY (10)                     MARCH (10)
                                     ----------------------------    ----------------------------    ----------------------------
                                     YEAR ENDED    FROM 1/4/99(d)    YEAR ENDED    FROM 2/1/99(d)    YEAR ENDED    FROM 3/1/99(d)
                                      12/31/00      TO 12/31/99       12/31/00      TO 12/31/99       12/31/00      TO 12/31/99
                                     ----------    --------------    ----------    --------------    ----------    --------------
Per membership interest data:
Net asset value, beginning of
  period.........................      $10.03          $10.00          $10.25          $10.00          $ 9.74          $10.00
Income (loss) from investment
  operations:
  Net investment income..........        0.19            0.19            0.35            0.17            0.18            0.12
  Net realized & unrealized gain
    (loss) on investments........       (0.05)           0.09            0.20            0.47            0.43            0.04
                                       ------          ------          ------          ------          ------          ------
         Total income (loss) from
           investment
           operations............        0.14            0.28            0.55            0.64            0.61            0.16
                                       ------          ------          ------          ------          ------          ------
Less distributions:
  Dividends from net investment
    income.......................       (0.19)          (0.19)          (0.35)          (0.16)          (0.17)          (0.12)
  Distributions from net realized
    capital gains................          --           (0.06)             --           (0.23)             --           (0.30)
                                       ------          ------          ------          ------          ------          ------
         Total distributions.....       (0.19)          (0.25)          (0.35)          (0.39)          (0.17)          (0.42)
                                       ------          ------          ------          ------          ------          ------
Net asset value, end of period...      $ 9.98          $10.03          $10.45          $10.25          $10.18          $ 9.74
                                       ======          ======          ======          ======          ======          ======
Total return.....................        1.79%           2.88%(b)        5.65%           6.37%(b)        6.30%           1.96%(b)
Ratios and supplemental data:
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average
  net assets.....................        1.31%           0.99%(a)        0.05%           1.07%(a)        1.36%           1.38%(a)
  Ratio of net investment income
    to average net assets........        2.07%           1.79%(a)        3.30%           1.63%(a)        2.01%           1.31%(a)
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average
  net assets.....................        1.81%           1.99%(a)        1.27%           1.24%(a)        1.36%           1.38%(a)
Portfolio turnover rate..........         274%             20%             86%             25%             54%             39%
Net assets at end of period
  (millions).....................      $  0.6          $  0.5          $  1.3          $  1.2          $  1.2          $  1.0

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses.

(d) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                              PORTFOLIOS
                                     --------------------------------------------------------------------------------------------
                                              APRIL (10)                       MAY (10)                       JUNE (10)
                                     ----------------------------    ----------------------------    ----------------------------
                                     YEAR ENDED    FROM 4/1/99(d)    YEAR ENDED    FROM 5/3/99(d)    YEAR ENDED    FROM 6/1/99(d)
                                      12/31/00      TO 12/31/99       12/31/00      TO 12/31/99       12/31/00      TO 12/31/99
                                     ----------    --------------    ----------    --------------    ----------    --------------
Per membership interest data:
Net asset value, beginning of
  period.........................      $10.03          $10.00          $ 8.31          $10.00          $ 8.96          $10.00
Income (loss) from investment
  operations:
  Net investment income..........        0.18            0.13            0.14            0.09            0.15            0.09
  Net realized & unrealized gain
    (loss) on investments........        0.08            0.14            1.08           (1.69)           0.05           (1.04)
                                       ------          ------          ------          ------          ------          ------
         Total income (loss) from
           investment
           operations............        0.26            0.27            1.22           (1.60)           0.20           (0.95)
                                       ------          ------          ------          ------          ------          ------
Less distributions:
  Dividends from net investment
    income.......................       (0.18)          (0.13)          (0.14)          (0.09)          (0.15)          (0.09)
  Distributions from net realized
    capital gains................          --           (0.11)             --              --              --              --
                                       ------          ------          ------          ------          ------          ------
         Total distributions.....       (0.18)          (0.24)          (0.14)          (0.09)          (0.15)          (0.09)
                                       ------          ------          ------          ------          ------          ------
Net asset value, end of period...      $10.11          $10.03          $ 9.39          $ 8.31          $ 9.01          $ 8.96
                                       ======          ======          ======          ======          ======          ======
Total return.....................        2.54%           2.50%(b)       14.48%         (16.14%)(b)       2.32%          (9.57%)(b)

Ratios and supplemental data:
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average
  net assets.....................        1.34%           1.17%(a)        1.51%           1.50%(a)        1.45%           1.18%(a)
  Ratio of net investment income
    to average net assets........        2.01%           1.55%(a)        1.76%           1.54%(a)        1.89%           1.57%(a)
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average
  net assets.....................        1.36%           1.18%(a)        1.51%           1.52%(a)        1.45%           1.19%(a)
Portfolio turnover rate..........          62%             25%             62%             29%             67%             14%
Net assets at end of period
  (millions).....................      $  1.4          $  1.3          $  1.0          $  0.7          $  1.1          $  1.2

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses.

(d) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                              PORTFOLIOS
                                     --------------------------------------------------------------------------------------------
                                              JULY (10)                      AUGUST (10)                    SEPTEMBER (10)
                                     ----------------------------    ----------------------------    ----------------------------
                                     YEAR ENDED    FROM 7/1/99(d)    YEAR ENDED    FROM 8/2/99(d)    YEAR ENDED    FROM 9/1/99(d)
                                      12/31/00      TO 12/31/99       12/31/00      TO 12/31/99       12/31/00      TO 12/31/99
                                     ----------    --------------    ----------    --------------    ----------    --------------
Per membership interest data:
Net asset value, beginning of
  period.........................      $ 8.82          $10.00          $ 8.88          $10.00          $ 8.78          $10.00
Income (loss) from investment
  operations:
  Net investment income..........        0.15            0.09            0.16            0.09            0.16            0.05
  Net realized & unrealized gain
    (loss) on
    investments..................        0.22           (1.18)          (0.01)          (1.12)           0.11           (1.22)
                                       ------          ------          ------          ------          ------          ------
         Total income (loss) from
           investment
           operations............        0.37           (1.09)           0.15           (1.03)           0.27           (1.17)
                                       ------          ------          ------          ------          ------          ------
Less distributions:
  Dividends from net investment
    income.......................       (0.15)          (0.09)          (0.16)          (0.09)          (0.16)          (0.05)
                                       ------          ------          ------          ------          ------          ------
Net asset value, end of period...      $ 9.04          $ 8.82          $ 8.87          $ 8.88          $ 8.89          $ 8.78
                                       ======          ======          ======          ======          ======          ======
Total return.....................        4.34%         (10.90%)(b)       1.80%         (10.37%)(b)       3.48%         (11.65%)(b)
Ratios and supplemental data:
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average
    net assets...................        1.46%           1.14%(a)        1.35%           0.94%(a)        1.44%           0.88%(a)
  Ratio of net investment income
    to average
    net assets...................        1.77%           1.88%(a)        1.84%           2.21%(a)        1.91%           1.80%(a)
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average
    net assets...................        1.46%           1.16%(a)        1.55%           1.32%(a)        1.46%           1.02%(a)
Portfolio turnover rate..........          54%             20%             59%             21%             39%             12%
Net assets at end of period
  (millions).....................      $  1.2          $  1.0          $  0.9          $  0.8          $  0.9          $  1.5

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses for all portfolios.

(d) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                            PORTFOLIOS
                                  -----------------------------------------------------------------------------------------------
                                          OCTOBER (10)                     NOVEMBER (10)                    DECEMBER (10)
                                  -----------------------------    -----------------------------    -----------------------------
                                  YEAR ENDED    FROM 10/1/99(d)    YEAR ENDED    FROM 11/1/99(d)    YEAR ENDED    FROM 12/1/99(d)
                                   12/31/00       TO 12/31/99       12/31/00       TO 12/31/99       12/31/00       TO 12/31/99
                                  ----------    ---------------    ----------    ---------------    ----------    ---------------
Per membership interest data:
Net asset value, beginning of
  period......................      $ 9.20          $10.00           $10.08          $10.00           $10.01          $10.00
Income (loss) from investment
  operations:
  Net investment income.......        0.18            0.06             0.14            0.03             0.15            0.01
  Net realized & unrealized
    gain (loss) on
    investments...............        0.60           (0.80)           (0.71)           0.08            (0.22)           0.01
                                    ------          ------           ------          ------           ------          ------
         Total income (loss)
           from investment
           operations.........        0.78           (0.74)           (0.57)           0.11            (0.07)           0.02
                                    ------          ------           ------          ------           ------          ------
Less distributions:
  Dividends from net
    investment income.........       (0.18)          (0.06)           (0.15)          (0.03)           (0.15)          (0.01)
                                    ------          ------           ------          ------           ------          ------
Net asset value, end of
  period......................      $ 9.80          $ 9.20           $ 9.36          $10.08           $ 9.79          $10.01
                                    ======          ======           ======          ======           ======          ======
Total return..................        9.12%          (7.33%)(b)       (5.40%)          1.13%(b)        (0.37%)          0.17%(b)
Ratios and supplemental data:
Ratios net of fees reimbursed
  by advisor (c):
  Ratio of expenses to average
    net assets................        1.27%           0.85%(a)         1.54%           0.73%(a)         1.52%           0.50%(a)
  Ratio of net investment
    income to average
    net assets................        2.07%           2.50%(a)         1.59%           2.05%(a)         1.62%           0.81%(a)
Ratio assuming no fees
  reimbursed by advisor:
  Ratio of expenses to average
    net assets................        1.50%           0.97%(a)         1.60%           0.99%(a)         1.75%           0.90%(a)
Portfolio turnover rate.......          43%             14%              20%              0%              35%              0%
Net assets at end of period
  (millions)..................      $  0.9          $  1.4           $  0.7          $  1.3           $  0.6          $  1.5

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses for all portfolios.

(d) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                        PORTFOLIOS
                                    ----------------------------------------------------------------------------------
                                     JANUARY (5)      FEBRUARY (5)      MARCH (5)        APRIL (5)         MAY (5)
                                    --------------   --------------   --------------   --------------   --------------
                                    FROM 1/3/00(d)   FROM 2/1/00(d)   FROM 3/1/00(d)   FROM 4/3/00(d)   FROM 5/1/00(d)
                                     TO 12/31/00      TO 12/31/00      TO 12/31/00      TO 12/31/00      TO 12/31/00
                                    --------------   --------------   --------------   --------------   --------------
Per membership interest data:
Net asset value, beginning of
  period..........................      $10.00           $10.00           $10.00           $10.00           $10.00
Income (loss) from investment
  operations:
  Net investment income...........        0.30             0.28             0.27             0.21             0.19
  Net realized & unrealized gain
    on investments................        0.98             1.87             3.34             2.21             2.68
                                        ------           ------           ------           ------           ------
        Total income from
          investment operations...        1.28             2.15             3.61             2.42             2.87
                                        ------           ------           ------           ------           ------
Less distributions:
  Dividends from net investment
    income........................       (0.30)           (0.28)           (0.27)           (0.21)           (0.19)
  Dividends from capital gains....          --               --            (0.06)              --            (0.03)
                                        ------           ------           ------           ------           ------
        Total distributions.......       (0.30)           (0.28)           (0.33)           (0.21)           (0.22)
                                        ------           ------           ------           ------           ------
Net asset value, end of period....      $10.98           $11.87           $13.28           $12.21           $12.65
                                        ======           ======           ======           ======           ======
Total return (b)..................       13.17%           21.91%           36.57%           24.51%           28.94%
Ratios and supplemental data:
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets (a)....................        0.77%            0.97%            0.92%            0.97%            0.94%
  Ratio of net investment income
    to average net assets (a).....        3.32%            2.03%            2.47%            2.03%            1.78%
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets (a)....................        2.40%            2.05%            2.18%            2.05%            1.99%
Portfolio turnover rate...........           5%              23%               7%              17%               5%
Net assets at end of period
  (millions)......................      $  0.3           $  0.2           $  0.3           $  0.2           $  0.2

                                                       PORTFOLIOS
                                    ------------------------------------------------
                                       JUNE (5)         JULY (5)        AUGUST (5)
                                    --------------   --------------   --------------
                                    FROM 6/1/00(d)   FROM 7/1/00(d)   FROM 8/1/00(d)
                                     TO 12/31/00      TO 12/31/00      TO 12/31/00
                                    --------------   --------------   --------------
Per membership interest data:
Net asset value, beginning of
  period..........................      $10.00           $10.00           $10.00
Income (loss) from investment
  operations:
  Net investment income...........        0.16             0.12             0.09
  Net realized & unrealized gain
    on investments................        1.56             1.69             1.75
                                        ------           ------           ------
        Total income from
          investment operations...        1.72             1.81             1.84
                                        ------           ------           ------
Less distributions:
  Dividends from net investment
    income........................       (0.16)           (0.12)           (0.09)
  Dividends from capital gains....          --               --               --
                                        ------           ------           ------
        Total distributions.......       (0.16)           (0.12)           (0.09)
                                        ------           ------           ------
Net asset value, end of period....      $11.56           $11.69           $11.75
                                        ======           ======           ======
Total return (b)..................       17.35%           18.24%           18.42%
Ratios and supplemental data:
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets (a)....................        0.93%            0.80%            0.67%
  Ratio of net investment income
    to average net assets (a).....        1.53%            1.16%            0.84%
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets (a)....................        1.99%            2.01%            1.80%
Portfolio turnover rate...........           3%               0%               0%
Net assets at end of period
  (millions)......................      $  0.2           $  0.2           $  0.1

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses.

(d) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                                    -----------------------------------------------------------------------------------------
                                           SEPTEMBER (5)                  OCTOBER (5)                    NOVEMBER (5)
                                    ---------------------------   ----------------------------   ----------------------------
                                    YEAR ENDED   FROM 9/1/99(d)   YEAR ENDED   FROM 10/1/99(d)   YEAR ENDED   FROM 11/1/99(d)
                                     12/31/00     TO 12/31/99      12/31/00      TO 12/31/99      12/31/00      TO 12/31/99
                                    ----------   --------------   ----------   ---------------   ----------   ---------------
Per membership interest data:
Net asset value, beginning of
  period..........................    $ 7.46        $ 10.00         $8.47          $10.00          $ 9.94         $10.00
Income (loss) from investment
  operations:
  Net investment income...........      0.17           0.07          0.20            0.06            0.20           0.05
  Net realized & unrealized gain
    (loss) on investments.........      1.06          (2.54)         0.52           (1.53)          (1.54)         (0.07)
                                      ------        -------         -----          ------          ------         ------
        Total income (loss) from
          investment operations...      1.23          (2.47)         0.72           (1.47)          (1.34)         (0.02)
                                      ------        -------         -----          ------          ------         ------
Less distributions:
  Dividends from net investment
    income........................     (0.17)         (0.07)        (0.20)          (0.06)          (0.21)         (0.04)
  Dividends from capital gains....        --             --            --              --              --             --
                                      ------        -------         -----          ------          ------         ------
        Total distributions.......     (0.17)         (0.07)        (0.20)          (0.06)          (0.21)         (0.04)
                                      ------        -------         -----          ------          ------         ------
Net asset value, end of period....    $ 8.52        $  7.46         $8.99          $ 8.47          $ 8.39         $ 9.94
                                      ======        =======         =====          ======          ======         ======
Total return......................     16.86%        (24.78%)(b)     9.07%         (14.70%)(b)     (13.31%)        (0.20%)(b)
Ratios and supplemental data:
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average
    net assets....................      1.60%          0.98%(a)      1.28%           0.92%(a)        1.29%          0.90%(a)
  Ratio of net investment income
    to average net assets.........      2.29%          2.72%(a)      2.58%           2.72%(a)        2.49%          3.16%(a)
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets........................      3.18%          4.79%(a)      2.28%           2.60%(a)        3.04%          2.75%(a)
Portfolio turnover rate...........        39%             1%           69%              0%             32%             0%
Net assets at end of period
  (millions)......................    $  0.2        $   0.2         $ 0.3          $  0.3          $  0.2         $  0.2

                                             PORTFOLIOS
                                    ----------------------------
                                            DECEMBER (5)
                                    ----------------------------
                                    YEAR ENDED   FROM 12/1/99(d)
                                     12/31/00      TO 12/31/99
                                    ----------   ---------------
Per membership interest data:
Net asset value, beginning of
  period..........................    $10.00         $10.00
Income (loss) from investment
  operations:
  Net investment income...........      0.19           0.02
  Net realized & unrealized gain
    (loss) on investments.........      0.49           0.00
                                      ------         ------
        Total income (loss) from
          investment operations...      0.68           0.02
                                      ------         ------
Less distributions:
  Dividends from net investment
    income........................     (0.18)         (0.02)
  Dividends from capital gains....     (0.20)            --
                                      ------         ------
        Total distributions.......     (0.38)         (0.02)
                                      ------         ------
Net asset value, end of period....    $10.30         $10.00
                                      ======         ======
Total return......................      7.05%          0.17%(b)
Ratios and supplemental data:
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average
    net assets....................      1.60%          0.69%(a)
  Ratio of net investment income
    to average net assets.........      2.13%          2.27%(a)
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets........................      3.04%          2.43%(a)
Portfolio turnover rate...........        35%             0%
Net assets at end of period
  (millions)......................    $  0.3         $  0.2

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses.

(d) Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2000
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Dow(SM) Target Variable Fund LLC (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a non-diversified, open-end management investment company. Its "Dow 10" portfolios are twelve non-diversified portfolios of the common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yield as of the close of business on or about the last business day prior to the beginning of each portfolio's annual term. Its "Dow 5" portfolios are twelve non-diversified portfolios of common stocks of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those portfolios' annual term. The Fund's objective is to provide above average total return through both capital appreciation and dividend income.

   The Fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Fund interests are not offered directly to the public. Fund interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

   The following is a summary of significant accounting policies:

   Dividends representing investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

   Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. This determination is made as of 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for unrestricted trading. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding.

   Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Fund deems creditworthy under guidelines approved by the Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

   The fund is a single member limited liability company taxed as a division of the separate accounts of ONLI. Income and losses of the fund are included in the taxable income or loss of the separate accounts of ONLI. Accordingly, no provision for Federal income taxes has been made by the fund.

   Expenses directly attributable to a portfolio are charged to that portfolio. Expenses not directly attributed to a portfolio are allocated on the basis of relative net assets.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2000
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The gross unrealized appreciation and depreciation on investments in each portfolio as of December 31, 2000 were as follows:

                                        JAN. (10)     FEB. (10)     MARCH (10)    APRIL (10)     MAY (10)     JUNE (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Gross unrealized:
      Appreciation....................  $  100,761    $  304,322    $  234,625    $  207,866    $  157,752    $  135,127
      Depreciation....................     (71,942)      (86,163)      (88,706)     (184,449)      (71,259)     (135,446)
   Net unrealized:
      Appreciation (depreciation).....      28,819       218,159       145,919        23,417        86,493          (319)

                                        JULY (10)     AUG. (10)     SEPT. (10)    OCT. (10)     NOV. (10)     DEC. (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Gross unrealized:
      Appreciation....................  $  171,553    $  104,764    $  121,281    $  127,914    $   58,780    $   50,199
      Depreciation....................    (132,305)     (110,368)     (116,656)      (91,645)     (129,560)      (65,864)
   Net unrealized:
      Appreciation (depreciation).....      39,248        (5,604)        4,625        36,269       (70,780)      (15,665)

                                         JAN. (5)      FEB. (5)     MARCH (5)     APRIL (5)      MAY (5)       JUNE (5)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Gross unrealized:
      Appreciation....................  $   53,355    $   55,195    $   65,516    $   48,086    $   47,527    $   41,283
      Depreciation....................     (19,648)       (3,776)       (1,494)       (3,446)         (392)      (13,832)
   Net unrealized:
      Appreciation (depreciation).....      33,707        51,419        64,022        44,640        47,135        27,451

                                         JULY (5)      AUG. (5)     SEPT. (5)      OCT. (5)      NOV. (5)      DEC. (5)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Gross unrealized:
      Appreciation....................  $   33,930    $   31,297    $   23,508    $   69,566    $   17,040    $   23,901
      Depreciation....................     (12,156)      (10,497)      (18,712)      (23,603)      (48,032)      (20,407)
   Net unrealized:
      Appreciation (depreciation).....      21,774        20,800         4,796        45,963       (30,992)        3,494

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the periods ended December 31, 2000 were as follows:

                                        JAN. (10)     FEB. (10)     MARCH (10)    APRIL (10)     MAY (10)     JUNE (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Stocks:
      Purchases.......................  $2,419,986    $1,478,259    $  768,574    $  777,554    $  662,432    $  645,271
      Sales...........................   2,173,026     1,350,013       625,301       784,322       489,936       744,976

                                        JULY (10)     AUG. (10)     SEPT. (10)    OCT. (10)     NOV. (10)     DEC. (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Stocks:
      Purchases.......................  $  593,653    $  588,840    $  417,084    $  413,224    $  179,269    $  267,517
      Sales...........................     498,044       474,649       906,194       907,650       665,607     1,042,417

                                         JAN. (5)      FEB. (5)     MARCH (5)     APRIL (5)      MAY (5)       JUNE (5)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Stocks:
      Purchases.......................  $  254,180    $  230,269    $  220,301    $  219,872    $  193,499    $  167,154
      Sales...........................      10,029        42,827        14,864        35,357         9,848         5,527

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2000
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                         JULY (5)      AUG. (5)     SEPT. (5)      OCT. (5)      NOV. (5)      DEC. (5)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Stocks
      Purchases.......................  $  128,496    $  121,373    $  115,807    $  233,088    $   79,288    $  151,541
      Sales...........................           0             0        96,359       184,426        53,499        60,802

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

   The Fund's day-to-day investment management is the responsibility of its investment advisor, Ohio National Investments, Inc. (the "Advisor"). The Advisor is an Ohio corporation. It is a wholly-owned subsidiary of ONLI and its address is the same as those of the Fund and ONLI. The Advisor and its predecessors have been managing investment companies since 1970. All of the Advisor's investment advisory personnel are also responsible for the management of ONLI's assets.

   For managing the Fund's assets, the Advisor receives a monthly management fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.60% of total net assets.

   In addition to the fee paid to the Advisor, the Fund incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services.

   The Advisor contracts with First Trust Advisors LP ("First Trust") to serve as sub-advisor to the Fund. First Trust manages the Fund's assets under the Advisor's supervision. First Trust, an investment advisor to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI's separate accounts.

   For the service and rights provided by First Trust, the Advisor pays First Trust a monthly sub-advisory fee based on the Fund's total net assets. This fee is calculated daily at the annual rate of 0.35% of the Fund's average daily assets and is an expense of the Advisor, not the Fund.

   The Fund's transfer agent and accounting agent is American Data Services, Inc., 150 Motor Parkway, Hauppauge, New York. The Fund's custodian is Firstar Bank, 425 Walnut Street, Cincinnati, Ohio. Effective February 1, 2001, Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, took over as the Fund's transfer agent and accounting agent.

(4) FUND INTERESTS

   Fund interests transactions for the periods ended December 31, 2000 were as follows:

                                        JAN. (10)     FEB. (10)     MARCH (10)    APRIL (10)     MAY (10)     JUNE (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Capital shares issued on sales.....     241,003       342,399        66,109        79,039        58,202        53.977
   Capital shares issued on reinvested
      dividends.......................       1,952         5,425         2,134         2,288         1,434         2,012
   Capital shares redeemed............     225,986       137,017        50,785        63,495        38,553        66,869

                                        JULY (10)     AUG. (10)     SEPT. (10)    OCT. (10)     NOV. (10)     DEC. (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Capital shares issued on sales.....      41,086        42,424        19,892        11,994         7,437         9,251
   Capital shares issued on reinvested
      dividends.......................       1,964         1,734         2,491         2,343         1,636         1,422
   Capital shares redeemed............      27,064        29,104        82,976        76,316        68,607       101,360

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2000
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                         JAN. (5)      FEB. (5)     MARCH (5)     APRIL (5)      MAY (5)       JUNE (5)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Capital shares issued on sales.....      28,167        23,339        20,653        23,484        19,462        16,888
   Capital shares issued on reinvested
      dividends.......................         765           535           568           415           356           245
   Capital shares redeemed............       3,578         4,057           694         4,418           854           502

                                         JULY (5)      AUG. (5)     SEPT. (5)      OCT. (5)      NOV. (5)      DEC. (5)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Capital shares issued on sales.....      13,029        12,430         2,999         7,288         2,259         8,991
   Capital shares issued on reinvested
      dividends.......................         147            99           502           922           568           951
   Capital shares redeemed............         175           220         1,509         2,165           912         1,500

   Fund interests transactions for the periods ended December 31, 1999 were as follows:

                                        JAN. (10)     FEB. (10)     MARCH (10)    APRIL (10)     MAY (10)     JUNE (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Capital shares issued on sales.....      55,645       153,255       151,374       191,129       120,137       155,026
   Capital shares issued on reinvested
      dividends.......................       1,271         4,788         5,111         3,779         1,066         1,356
   Capital shares redeemed............      11,069        44,739        52,108        69,571        34,885        27,113

                                        JULY (10)     AUG. (10)     SEPT. (10)    OCT. (10)     NOV. (10)     DEC. (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Capital shares issued on sales.....     146,290       123,810       194,228       178,588       154,314       151,006
   Capital shares issued on reinvested
      dividends.......................       1,252           987         1,062         1,019           422            99
   Capital shares redeemed............      35,311        34,076        28,109        27,923        22,318         3,848

                                        SEPT. (5)      OCT. (5)      NOV. (5)      DEC. (5)
                                        ----------    ----------    ----------    ----------
   Capital shares issued on sales.....      20,926        31,866        21,561        20,703
   Capital shares issued on reinvested
      dividends.......................         179           232            92            40
   Capital shares redeemed............          83            61           287             2

THE DOW(SM) TARGET VARIABLE FUND LLC

 INDEPENDENT AUDITORS' REPORT

To the Board of Managers and Shareholders of Dow(SM) Target Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities of Dow(SM) Target Variable Fund LLC- Dow(SM) Target 10 January Portfolio, Dow(SM) Target 10 February Portfolio, Dow(SM) Target 10 March Portfolio, Dow(SM) Target 10 April Portfolio, Dow(SM) Target 10 May Portfolio, Dow(SM) Target 10 June Portfolio, Dow(SM) Target 10 July Portfolio, Dow(SM) Target 10 August Portfolio, Dow(SM) Target 10 September Portfolio, Dow(SM) Target 10 October Portfolio, Dow(SM) Target 10 November Portfolio, Dow(SM) Target 10 December Portfolio, Dow(SM) Target 5 January Portfolio, Dow(SM) Target 5 February Portfolio, Dow(SM) Target 5 March Portfolio, Dow(SM) Target 5 April Portfolio, Dow(SM) Target 5 May Portfolio, Dow(SM) Target 5 June Portfolio, Dow(SM) Target 5 July Portfolio, Dow(SM) Target 5 August Portfolio, Dow(SM) Target 5 September Portfolio, Dow(SM) Target 5 October Portfolio, Dow(SM) Target 5 November Portfolio, Dow(SM) Target 5 December Portfolio, (collectively, the Portfolios), including the schedules of investments, as of December 31, 2000, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 2000, by examination, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios as of December 31, 2000, the results of operations, changes in net assets and the financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

Columbus, Ohio
February 23, 2001

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

THE DOW(SM) TARGET VARIABLE FUND LLC
P.O. BOX 371
CINCINNATI, OHIO 45201



FORM 8599 REV. 1/01